UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04782

HSBC FUNDS

(Exact name of registrant as specified in charter)

452 FIFTH AVENUE

NEW YORK, NY 10018

(Address of principal executive offices) (Zip code)

STEFANO MICHELAGNOLI

PRESIDENT

452 FIFTH AVENUE

NEW YORK, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Shareholders.

HSBC Funds

Semi-Annual Report

April 30, 2023

MONEY MARKET FUNDS	Class A	Class C	Class D	Class E	Class I	Intermediary Class	Intermediary Service Class	Class P	Class Y
HSBC U.S. Government Money Market Fund	FTRXX	HUMXX	HGDXX	HGEXX	HGIXX	HGGXX	HGFXX	HGPXX	RGYXX
HSBC U.S. Treasury Money Market Fund	HWAXX	HUCXX	HTDXX	HTEXX	HBIXX	HTGXX	HTFXX	HTPXX	HTYXX

HSBC Family of Funds

Semi-Annual Report - April 30, 2023

Glossary of Terms

Basis points (BPS) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

Bloomberg Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high-yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/ BB+ or below. Bonds from issuers with an emerging markets (EM) country of risk, based on Barclays EM country definition, are excluded.

Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. A bond’s duration is easily confused with its term or time to maturity because they are both measured in years. However, a bond’s term is a linear measure of the years until repayment of principal is due; it does not change with the interest rate environment. Duration, on the other hand, is non-linear and accelerates as time to maturity lessens.

ICE BofA Merrill Lynch U.S. High Yield Index is an index that tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

London Interbank Offered Rate (“LIBOR”) is an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market. The LIBOR is fixed on a daily basis by the British Bankers’ Association. The LIBOR is derived from a filtered average of the world’s most creditworthy banks’ interbank deposit rates for larger loans with maturities between overnight and one full year.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. The SOFR includes all trades in the Broad General Collateral Rate plus bilateral Treasury repurchase agreement (repo) transactions cleared through the Delivery-versus-Payment (DVP) service offered by the Fixed Income Clearing Corporation (FICC), which is filtered to remove a portion of weighted average maturity (WAM) transactions considered specials.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2	HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)

HSBC Global Asset Management (USA) Inc.

Global Economic Review

Global economic growth remained muted during the six-month period ending April 30, 2023. Western economies faced stiff headwinds from persistent inflation and tightening monetary policy, while eastern economies benefited from looser monetary policy and a reopened China. The diverging forces led to “parallel universes” for the two economic regions during the period under review. The U.S. and the eurozone faced looming threats of recession, while the East benefited from higher growth prospects and rising demand from China.

In the final months of 2022, persistent inflation led to tighter monetary policy in the U.S., which in turn laid the foundation for economic contraction. U.S. consumer spending remained steady through the end of 2022, but savings rates were near record lows. Despite the headwinds, the U.S. economy managed to grow at an annualized rate of 2.6% in the fourth quarter of 2022. In the eurozone, there were signs that an economic contraction had already begun, even as the region managed to avoid the worst of the energy shock expected from the sanctions on Russian energy due to the ongoing war in Ukraine.

The UK continued its tight fiscal and monetary policy even as headline inflation cooled in the final months of 2022. Signs that stagflation (when persistently high inflation is paired with low demand and high unemployment) was potentially setting in drove concerns of a pending recession. Meanwhile, Japan’s economy continued to benefit as COVID disruptions eased, even as weak external demand generated economic headwinds around trade.

In China, subdued domestic and global demand in the final months of 2022 continued to hinder the nation’s cyclical recovery. However, China’s easing monetary and fiscal policies improved the outlook for the region. India appeared poised to begin its own efforts to tighten financial conditions as its growth cycle reached a high point. In Latin America, central banks showed signs of pausing their monetary tightening, although rates were expected to remain high. Growth in the region suffered as falling consumer confidence and lower commodity prices generated economic headwinds. Meanwhile, inflation remained strong and rising in many Eastern European emerging markets, with an ongoing energy crisis limiting the ability of central banks to bring inflation under control.

Across the first four months of 2023, the economic outlook for the U.S. remained challenging. GDP growth slowed in the first quarter of the year, with the economy growing at just 1.1% on an annualized basis according to advance estimates. Even as prices on goods eased, prices in the services sector remained high, which led the Federal Open Market Committee (FOMC) to maintain its hawkish stance and continue its schedule of interest rate hikes through March 2023. In March, concerns about a banking crisis flared as Silvergate Capital, Silicon Valley Bank, and Signature Bank failed, in large part due to pressure from rapidly rising interest rates. Although the crisis was contained, it renewed concerns about the economic and financial strain of the interest rate hikes, spurring expectations of a pause in future rate increases.

Eurozone inflation showed signs of easing across the first few months of 2023, driven in large part by a collapse in gas prices. Core inflation persisted, however, leading the European Central Bank (ECB) to adopt a more hawkish tone. Concerns about an impending recession eased as economic activity proved to be more resilient than expected. Economic indicators for the region even pointed to a mild expansion in April, providing the ECB with room to begin raising rates again if necessary. Similarly, Japan’s economy continued to improve throughout the start of the year, driven by rising domestic consumption and inbound tourism.

China posted upbeat growth data for the first quarter of 2023, demonstrating a solid post-pandemic recovery. Strength in the nation’s service sector and normalization of its production sector across the opening months of 2023 pointed to strong growth targets for the full year. Concerns over softening global growth and the nation’s sluggish property market continued to generate economic headwinds across the start of 2023, but these concerns were not enough to offset the region’s economic growth.

For its part, India maintained its cyclical growth throughout the first four months of the year. The nation’s economy remained resilient in the face of tightening by the Reserve Bank of India. Inflation continued to be an issue for Latin American nations and Eastern European emerging markets through the opening months of 2023.

Market Review

Global equity markets gained strongly for the six-month period despite the prevailing economic headwinds. Much of the gains in equities came in November on optimism that inflation was easing. Additional gains came later in the period as eurozone economic indicators improved and fears of a looming recession eased. The U.S. banking crisis pushed equities lower in March, but they rebounded in April on signs the crisis was contained. The MSCI EAFE Index (USD) of developed-market international stocks gained 24.19% (net return) for the period, while emerging markets equities as measured by the MSCI Emerging Markets Index (USD) posted a gain of 16.36% (net return).

In the U.S., domestic equities generally underperformed their global counterparts, while small-cap stocks generally lagged large-cap names. The Russell 1000 Index of large-cap stocks returned 8.01% (total return) for the six months under review, compared to a return of -3.45% (total return) for the Russell 2000 Index of small-cap stocks. Growth stocks regained some of their luster during the period, as inflation fears eased, and concerns rose over the potential for a recession.

Global fixed income markets rose and fell in lockstep with inflation fears and economic indicators. As inflation cooled, bond prices rose and yields fell on optimism that central banks would ease their rate hikes. As inflation picked up and macroeconomic indicators remained positive, investors anticipated renewed rate hikes, which drove bond prices lower. In general, global bonds outperformed U.S. domestic bonds for the period. The Bloomberg Global Aggregate Bond Index (USD), which tracks the broader global investment-grade fixed income market, returned 8.92% (total return) for the six-month period under review. By comparison, the Bloomberg U.S. Aggregate Bond Index, which tracks investment-grade bonds in the U.S. market, returned 6.91% (total return) for the same period. As a sign of rising concerns about a potential recession, U.S. high-yield bonds underperformed investment grade bonds despite the high interest rate environment, as measured by the ICE BofA Merrill Lynch U.S. High Yield Index, which, returned 5.88% (total return) over the six months under review.

HSBC FAMILY OF FUNDS	3

Portfolio Reviews (Unaudited)

HSBC U.S. Government Money Market Fund

(Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares,

Intermediary Class, Intermediary Service Class, Class P Shares and Class Y Shares)

by John Chiodi

Senior Portfolio Manager

Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Treasury Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities rose significantly during the six-month period ending April 30, 2023. The Federal Reserve (the “Fed”) continued to hike rates throughout the period in an effort to curb inflation that remained persistently high. In all, the Fed ended up raising rates four times for a total increase of 175 basis points.

In the beginning of the period under review, the Fund maintained a very short weighted average maturity (WAM) and weighted average life (WAL) in anticipation of additional interest rate hikes. The Fund also maintained a heavy position in floating rate Treasuries in November and early December. Over the course of December, the Fund reduced its position in floating rate Treasuries and increased its position in floating rate notes priced at the Secured Overnight Financing Rate (SOFR), the prime rate, and the Fed Funds rate as it appeared rate hikes were nearing their peak. Toward the end of the six-month period, as the pace of rate hikes slowed, yields on longer-duration securities became more attractive. The Fund allocated more assets to three-month Treasury bills later in the period to take advantage of these opportunities†.

† Portfolio composition is subject to change.

Fund Performance		Average Annual Total Return (%)					Yield (%)[2]	Expense Ratio (%)[3]
As of April 30, 2023	Inception Date	Six Months*	1 Year	5 Year	10 Year	Since Inception	7-Day Average	Gross	Net
Class A	5/3/90	1.87	2.56	1.06	0.6	2.27	4.26	0.63	0.63
Class C4	11/20/06	—	—	—	—	1.39	—	1.23	1.23
Class D	4/1/99	1.94	2.71	1.15	0.66	1.47	4.41	0.48	0.48
Class E5	7/12/16	—	—	—	—	0.34	—	0.23	0.23
Class I6	12/24/03	2.12	3.07	1.38	0.85	1.00	4.76	0.13	0.13
Intermediary Class	7/12/16	2.11	3.04	1.36	—	1.20	4.73	0.28	0.18
Intermediary Service Class	7/12/16	2.10	3.02	1.34	—	1.18	4.71	0.33	0.20
Class Y	7/1/96	2.07	2.97	1.30	0.78	1.97	4.66	0.23	0.23

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2024 for the Class E Shares, Class I Shares, Intermediary Class Shares and Intermediary Service Class Shares. HSBC Global Asset Management (USA) Inc., the Adviser, may voluntarily waive or limit net operating expenses in excess of these contractual arrangements. The Adviser may terminate any voluntary waivers and expense limitation efforts at any time and shareholders should not expect these voluntary waiver and expense limitation efforts to continue indefinitely.

*	Aggregate Total Return.
1	The “Aaa-mf” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects voluntary fee waivers/expense reimbursements. Without the voluntary fee waivers/expense reimbursements, the yields would have been -0.20%, -0.05%, 0.30%, 0.15%, 0.10% and 0.20% for Class A Shares, Class D Shares, Class I Shares, Intermediary Class, Intermediary Service Class, and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2023. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Class Shares, and Intermediary Service Class Shares, respectively. The expense limitation shall be in effect until March 1, 2024. Additional information pertaining to the April 30, 2023 expense ratios can be found in the financial highlights.
4	Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 346, 362 and 351 days during the years ended October 31, 2006, 2009 and 2010, respectively. The Class was not operational during the entire six-months ended April 30, 2023 and the entire fiscal years ended October 31, 2007, 2008, and 2011 through 2022. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
5	Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire six-months ended April 30, 2023 and the entire fiscal years ended October 31, 2018 through 2022. No return is presented for the one-year period with non-continuous operations.
6	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 10, 89,136 and 357 days during the years ended October 31, 2004, 2005, 2006 and 2007, respectively. The Class was operational during the entire six-months ended April 30, 2023 and the entire fiscal years ended October 31, 2008 through 2022.

4	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)

HSBC U.S. Treasury Money Market Fund

(Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares,

Intermediary Class, Intermediary Service Class, Class P Shares and Class Y Shares)

by John Chiodi

Senior Portfolio Manager

Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Treasury Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities rose significantly during the six-month period ending April 30, 2023. The Federal

Reserve (the “Fed”) continued to hike rates throughout the period in an effort to curb inflation that remained persistently high. In all, the Fed ended up raising rates four times for a total increase of 175 basis points.

At the beginning of the six-month period, the Fund maintained a heavy position in floating rate Treasuries in anticipation of additional interest rate hikes by the Fed. In a rising yield environment, floating rate notes reset to increasingly higher yields, making them more attractive than fixed-rate notes. Toward the end of the period, as interest rate increases grew smaller in scope, yields on longer-duration securities became more attractive. To take advantage of these opportunities, the Fund allocated more assets to three-month Treasury bills toward the end of the period†.

† Portfolio composition is subject to change.

Fund Performance		Average Annual Total Returns (%)					Yield (%)[2]	Expense Ratio (%)[3]
As of April 30, 2023	Inception Date	Six Months*	1 Year	5 Year	10 Year	Since Inception	7-Day Average	Gross	Net
Class A4	5/24/01	—	—	—	—	1.08	—	0.64	0.64
Class C5	12/24/03	—	—	—	—	0.04	—	1.24	1.24
Class D	5/14/01	1.91	2.65	1.12	0.63	0.98	4.36	0.49	0.49
Class E6	7/12/16	—	—	—	—	0.37	—	0.24	0.24
Class I7	12/30/03	2.10	3.02	1.35	0.81	1.10	4.72	0.14	0.14
Intermediary Class	7/12/16	2.09	3.00	1.34	—	1.15	4.70	0.29	0.18
Intermediary Service	7/12/16	2.08	2.98	1.32	—	1.16	4.68	0.34	0.20
Class Y	5/11/01	2.04	2.91	1.28	0.75	1.12	4.61	0.24	0.24

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2024 for the Class E Shares, Class I Shares, Intermediary Class Shares and Intermediary Service Class Shares. HSBC Global Asset Management (USA) Inc., the Adviser, may voluntarily waive or limit net operating expenses in excess of these contractual arrangements. The Adviser may terminate any voluntary waivers and expense limitation efforts at any time and shareholders should not expect these voluntary waiver and expense limitation efforts to continue indefinitely.

*	Aggregate total return.
1	The “Aaa-mf and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. Without the voluntary fee waivers/expense reimbursements, the yields would have been -0.05%, 0.30%, 0.15%, 0.10%, and 0.20% for the Class D Shares, Class I Shares, Intermediary Class, Intermediary Service Class, and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2023. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Class Shares, and Intermediary Service Class Shares, respectively. The expense limitation shall be in effect until March 1, 2024. Additional information pertaining to the April 30, 2023 expense ratios can be found in the financial highlights.
4	Class A Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 201 days during the year ended October 31, 2014 and the entire fiscal years ended October 31, 2001 through 2013. The Class was not operational during the entire six-months ended April 30, 2023 and the entire fiscal years ended October 31, 2015 through 2022. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
5	Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 26 and 351 days during the years ended October 31, 2008 and 2010, respectively. The Class was operational during the entire fiscal years ended October 31, 2005, 2006, 2007 and 2009. The Class was not operational during the entire six-months ended April 30, 2023 and the entire fiscal years ended October 31, 2011 through 2022. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
6	Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the fiscal years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire six-months ended April 30, 2023 and the entire fiscal years ended October 31, 2018 through 2022. No return is presented for the one-year period with non-continuous operations.
7	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 13 and 280 days during the fiscal years ended October 31, 2004 and 2005, respectively. The Class was operational during the entire six-months ended April 30, 2023 and the entire fiscal years ended October 31, 2006 through 2022.

HSBC FAMILY OF FUNDS	5

Portfolio Reviews

Portfolio Composition*

April 30, 2023 (Unaudited)

HSBC U.S. Government Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
Repurchase Agreements	58.5
U.S. Government and Government Agency Obligations	26.7
U.S. Treasury Obligations	11.5
Investment Companies	3.3
Total	100.0

HSBC U.S. Treasury Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Treasury Obligations	100.0
Total	100.0

* Portfolio composition is subject to change.

6	HSBC FAMILY OF FUNDS

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of April 30, 2023 (Unaudited)

U.S. Government and Government Agency Obligations—27.2%
	Principal Amount ($)	Value ($)
Federal Farm Credit Bank—9.5%
4.82%, 12/22/2023	18,000,000	17,460,675
4.84% (FCPR DLY - 316 bps), 07/26/2023(a)	42,000,000	41,992,961
4.85% (FCPR DLY - 316 bps), 10/12/2023(a)	100,000,000	99,978,006
4.86% (FEDL01 + 3 bps), 12/08/2023(a)	154,000,000	153,986,726
4.86% (SOFR + 5 bps), 05/09/2024(a)	3,200,000	3,196,398
4.87% (FCPR DLY - 313 bps), 05/24/2024(a)	50,000,000	50,000,000
4.87% (FEDL01 + 4 bps), 10/20/2023(a)	250,000,000	249,996,420
4.87% (SOFR + 6 bps), 12/13/2023(a)	49,000,000	49,000,000
4.87% (SOFR + 6 bps), 12/27/2023(a)	80,000,000	80,000,000
4.87% (SOFR + 6 bps), 01/10/2024(a)	54,000,000	54,000,000
4.87% (SOFR + 6 bps), 10/08/2024(a)	10,270,000	10,254,607
4.88% (FCPR DLY - 312 bps), 01/08/2024(a)	67,000,000	67,000,000
4.89% (SOFR + 8 bps), 07/22/2024(a)	14,000,000	13,987,978
4.89% (SOFR + 8 bps), 11/08/2024(a)	4,000,000	3,992,810
4.90% (FCPR DLY - 310 bps), 09/26/2023(a)	100,000,000	100,000,000
4.90% (FCPR DLY - 310 bps), 02/27/2024(a)	20,000,000	19,999,327
4.90% (FCPR DLY - 310 bps), 08/26/2024(a)	240,000,000	239,816,902
4.90% (FEDL01 + 7 bps), 10/04/2024(a)	21,000,000	20,983,394
4.90% (SOFR + 9 bps), 07/01/2024(a)	10,000,000	10,000,000
4.91% (FCPR DLY - 310 bps), 10/27/2023(a)	175,000,000	174,997,827
4.91% (FEDL01 + 8 bps), 09/09/2024(a)	100,000,000	100,000,000
4.91% (SOFR + 10 bps), 08/08/2024(a)	45,000,000	45,000,000
4.93% (SOFR + 12 bps), 01/22/2024(a)	18,500,000	18,498,372
4.95% (SOFR + 14 bps), 11/06/2023(a)	40,800,000	40,816,073
4.95% (SOFR + 14 bps), 10/10/2024(a)	5,000,000	4,999,858
4.96% (FCPR DLY - 304 bps), 10/17/2024(a)	56,000,000	55,968,511
4.96% (FCPR DLY - 304 bps), 10/28/2024(a)	75,000,000	74,966,043
U.S. Government and Government Agency Obligations (continued)
	Principal Amount ($)	Value ($)
4.98% (FCPR DLY - 303 bps), 03/10/2025(a)	300,000,000	299,983,902
4.99% (SOFR + 18 bps), 01/03/2025(a)	70,000,000	70,000,000
5.00% (SOFR + 19 bps), 11/25/2024(a)	27,476,000	27,479,835
5.01% (FEDL01 + 18 bps), 12/23/2024(a)	200,000,000	200,000,000
5.02% (FCPR DLY - 298 bps), 12/28/2024(a)	250,000,000	249,974,196
5.02% (FCPR DLY - 298 bps), 01/09/2025(a)	9,495,000	9,494,836
5.04% (USBMMY3M - 9 bps), 04/30/2024(a)	250,000,000	249,968,643
		2,907,794,300
Federal Home Loan Bank—17.7%
2.46%, 07/11/2023	150,000,000	150,000,000
3.11%, 06/16/2023(b)	3,000,000	2,988,500
3.25%, 07/13/2023(b)	400,000,000	397,461,222
4.85% (SOFR + 4 bps), 05/23/2023(a)	100,000,000	100,000,000
4.85% (SOFR + 4 bps), 05/25/2023(a)	300,000,000	300,000,000
4.85% (SOFR + 4 bps), 05/26/2023(a)	725,000,000	725,000,000
4.87% (SOFR + 6 bps), 09/28/2023(a)	150,000,000	150,000,000
4.88%, 09/22/2023(b)	7,285,000	7,148,042
4.88% (SOFR + 7 bps), 10/04/2023(a)	200,000,000	200,000,000
4.89% (SOFR + 8 bps), 06/14/2023(a)	1,200,000,000	1,200,000,000
4.90% (SOFR + 9 bps), 07/03/2023(a)	200,000,000	200,000,000
4.90% (SOFR + 9 bps), 09/08/2023(a)	200,000,000	200,000,000
4.90% (SOFR + 9 bps), 12/27/2023(a)	100,000,000	100,000,000
4.91% (SOFR + 10 bps), 06/22/2023(a)	500,000,000	500,000,000
4.91% (SOFR + 10 bps), 10/06/2023(a)	200,000,000	200,000,000
4.91% (SOFR + 10 bps), 12/10/2024(a)	55,000,000	54,926,902
4.92%, 08/31/2023(b)	250,000,000	246,051,944
4.93% (SOFR + 12 bps), 03/06/2024(a)	100,000,000	100,000,000
5.06%, 02/06/2024(b)	423,000,000	407,316,688
5.09%, 10/25/2023	50,000,000	48,795,417
5.12%, 10/24/2023	100,000,000	97,592,222
5.14%, 10/27/2023	150,000,000	146,315,583
		5,533,596,520
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,441,390,820)		8,441,390,820

See notes to financial statements.

HSBC FAMILY OF FUNDS	7

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of April 30, 2023 (Unaudited) (continued)

U.S. Treasury Obligations — 11.6%
	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 4.6%
4.88%, 06/13/2023(b)	65,000,000	64,628,886
5.02%, 07/20/2023(b)	65,000,000	64,269,111
5.07%, 07/27/2023(b)	150,000,000	148,167,562
5.10%, 07/13/2023(b)	150,000,000	148,490,360
5.10%, 07/13/2023(b)	65,000,000	64,345,585
5.10%, 08/15/2023(b)	65,000,000	64,047,840
5.12%, 08/08/2023(b)	65,000,000	64,151,653
5.16%, 08/29/2023(b)	500,000,000	491,785,694
5.21%, 08/22/2023(b)	250,000,000	246,035,976
5.21%, 08/22/2023(b)	65,000,000	63,968,640
		1,419,891,307
U.S. Treasury Notes — 7.0%
5.06% (USBMMY3M - 8 bps), 04/30/2024(a)	480,000,000	479,836,371
5.09% (USBMMY3M - 2 bps), 01/31/2024(a)	375,000,000	375,326,234
5.16% (USBMMY3M + 4 bps), 10/31/2023(a)	650,000,000	650,176,708
5.33% (USBMMY3M + 3 bps), 07/31/2023(a)	695,500,000	695,724,246
		2,201,063,559
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,620,954,866)		3,620,954,866

Repurchase Agreements — 59.5%
Bank of Montreal, 4.800%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $200,080,000, Collateralized by various U.S. Government Agency Obligations, (2.50% - 7.00%), (03/20/41 - 03/20/63), fair value of $204,000,000)	200,000,000	200,000,000
BNP Paribas SA, 4.800%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $500,200,000, Collateralized by various U.S. Government Agency Obligations, (0.00% - 7.00%), (10/26/23 - 01/20/53), fair value of $510,000,000)	500,000,000	500,000,000
BNP Paribas SA, 4.790%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $400,159,667, Collateralized by various U.S. Treasury Obligations, (0.00% - 3.75%), (06/15/23 - 04/15/26), fair value of $408,000,089)	400,000,000	400,000,000

Repurchase Agreements — 59.5%, (continued)
	Principal Amount ($)	Value ($)
Citigroup Global Markets, 4.800%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $500,200,000, Collateralized by various U.S. Treasury Obligations, (0.13% - 4.25%), (06/30/23 - 12/31/24), fair value of $510,000,011)	500,000,000	500,000,000
Federal Reserve Bank NY, 4.800%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $5,102,040,000, Collateralized by various U.S. Treasury Obligations, (0.25% - 1.88%), (05/15/24 - 02/15/32), fair value of $5,102,040,018)	5,100,000,000	5,100,000,000
Fixed Income Clearing Corporation (Bank of New York), 4.800%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $3,001,200,000, Collateralized by various U.S. Treasury Obligations, (1.88% - 3.38%), (05/31/27 - 11/15/48), fair value of $3,060,000,056)	3,000,000,000	3,000,000,000
Fixed Income Clearing Corporation (Northern Trust Corp.), 4.800%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $1,500,600,000, Collateralized by various U.S. Treasury Obligations, (1.25% - 4.63%), (8/15/31 - 11/15/40), fair value of $1,530,000,000)	1,500,000,000	1,500,000,000
Fixed Income Clearing Corporation (Northern Trust Corp.), 4.810%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $500,200,417, Collateralized by various U.S. Treasury Obligations, (0.63% - 1.25%), (5/15/30 - 8/15/31), fair value of $510,000,000)	500,000,000	500,000,000

See notes to financial statements.

8	HSBC FAMILY OF FUNDS

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of April 30, 2023 (Unaudited) (continued)

Repurchase Agreements, (continued)
	Principal Amount ($)	Value ($)
Fixed Income Clearing Corporation (State Street Bank & Trust Co.), 4.800%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $2,736,094,000, Collateralized by various U.S. Treasury Obligations, (0.00% - 3.25% ), (2/15/24 - 7/31/29), fair value of $2,789,700,044)	2,735,000,000	2,735,000,000
Fixed Income Clearing Corporation (State Street Bank & Trust Co.), 4.750%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $200,079,167, Collateralized by U.S. Treasury Obligations, (5.10%), (10/31/23), fair value of $204,000,071)	200,000,000	200,000,000
Goldman Sachs & Co., 4.800%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $500,200,000, Collateralized by various U.S. Government Agency Obligations, (0.00% - 7.50%), (10/5/23 - 2/1/53), fair value of $510,000,000)	500,000,000	500,000,000
Mizuho Securities USA, 4.800%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $200,080,000, Collateralized by various U.S. Treasury Obligations, (0.00%), (07/13/23 - 03/21/24), fair value of $204,000,029)	200,000,000	200,000,000
Societe’ Generale NY, 4.800%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $650,260,000, Collateralized by various U.S. Government Agency Obligations, (0.13% - 1.36%), (2/15/44 - 2/15/51), fair value of $663,000,070)	650,000,000	650,000,000
Repurchase Agreements, (continued)
	Principal Amount ($)	Value ($)
Standard Chartered Bank, 4.810%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $1,000,400,833, Collateralized by various U.S. Government Agency Obligations, (0.13% - 6.00%), (7/15/28 - 4/1/53 ), fair value of $1,020,000,000)	1,000,000,000	1,000,000,000
Toronto Dominion Bank NY, 4.800%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $500,200,000, Collateralized by various U.S. Treasury Obligations, (0.00% - 7.63%), (6/6/23 - 11/15/52), fair value of $510,000,063)	500,000,000	500,000,000
Wells Fargo Co., 4.810%, 5/1/23, (Purchased on 4/28/23, proceeds at maturity $1,000,400,833, Collateralized by various U.S. Government Agency Obligations, (1.50% - 7.00%), (11/01/23 - 01/01/59), fair value of $1,020,000,000)	1,000,000,000	1,000,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,485,000,000)		18,485,000,000

Investment Companies — 3.3%
	Shares	Value ($)
BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 4.74%(c)	489,026,855	489,026,855
Dreyfus Government Cash Management, Institutional Shares, 4.76%(c)	535,339,781	535,339,781
Federated Hermes Government Obligations Fund, Institutional Shares, 4.68%(c)	5,157,757	5,157,757
TOTAL INVESTMENT COMPANIES (Cost $1,029,524,393)		1,029,524,393
TOTAL INVESTMENTS IN SECURITIES (Cost $31,576,870,079) — 101.6%		31,576,870,079
Other Assets (Liabilities) — (1.6)%		(490,619,529)
NET ASSETS — 100.0%		$31,086,250,550

See notes to financial statements.

HSBC FAMILY OF FUNDS	9

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of April 30, 2023 (Unaudited) (continued)

(a)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2023. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Discount note. Rate presented represents the effective yield at time of purchase.
(c)	The rate represents the annualized 7-day yield that was in effect on April 30, 2023.

bps – Basis Points

FCPR DLY – Federal Reserve Bank Prime Rate Loan US

FEDL01 – Effective Federal Funds Rate

SOFR – Secured Overnight Financing Rate

USBMMY3M – 3 Month Treasury Bill Rate

See notes to financial statements.

10	HSBC FAMILY OF FUNDS

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments—as of April 30, 2023 (Unaudited)

U.S. Treasury Obligations—122.1%
	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 108.2%
4.16%, 05/04/2023(a)	30,800,000	30,789,376
4.18%, 05/09/2023(a)	134,000,000	133,867,936
4.21%, 05/02/2023(a)	1,042,200,000	1,042,071,435
4.41%, 05/18/2023(a)	150,000,000	149,670,750
4.91%, 06/20/2023(a)	559,900,000	556,149,960
4.97%, 06/13/2023(a)	625,000,000	621,433,986
4.97%, 06/27/2023(a)	600,000,000	595,394,000
4.98%, 07/05/2023(a)	40,000,000	39,647,194
5.02%, 06/29/2023(a)	250,000,000	248,086,495
5.02%, 07/20/2023(a)	125,000,000	123,594,444
5.03%, 07/06/2023(a)	125,000,000	123,905,729
5.05%, 07/13/2023(a)	125,000,000	123,741,510
5.07%, 07/27/2023(a)	50,000,000	49,389,188
5.08%, 08/01/2023	40,000,000	39,512,298
5.10%, 08/15/2023(a)	125,000,000	123,168,924
5.12%, 08/08/2023	125,000,000	123,368,563
5.12%, 08/22/2023	125,000,000	123,016,615
5.16%, 08/29/2023	50,000,000	49,178,569
		4,295,986,972
U.S. Treasury Notes—13.9%
5.09% (USBMMY3M - 2 bps), 01/31/2024(b)	50,000,000	50,022,549
5.16% (USBMMY3M + 4 bps), 10/31/2023(b)	330,000,000	330,002,520
5.21% (USBMMY3M + 2 bps), 01/31/2025(b)	60,000,000	60,000,000
5.33% (USBMMY3M + 3 bps), 07/31/2023(b)	110,000,000	110,006,944
		550,032,013
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,846,018,985)		4,846,018,985
TOTAL INVESTMENTS IN SECURITIES (Cost $4,846,018,985)—122.1%		4,846,018,985
Other Assets (Liabilities)—(22.1)%		(877,526,725)
NET ASSETS—100.0%		$3,968,492,260

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2023. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

bps – Basis Points

USBMMY3M – 3 Month Treasury Bill Rate

See notes to financial statements.

HSBC FAMILY OF FUNDS	11

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2023 (Unaudited)

	HSBC U.S. Government Money Market Fund	HSBC U.S. Treasury Money Market Fund
Assets:
Investments in securities, at value	$13,091,870,079	$4,846,018,985
Repurchase agreements, at value	18,485,000,000	—
Cash	—	244,932
Interest receivable	80,141,892	5,693,261
Receivable from custodian	139,797	—
Prepaid expenses and other assets	419,147	140,245
Total Assets	31,657,570,915	4,852,097,423
Liabilities:
Distributions payable	45,595,557	3,905,256
Payable for investments purchased	521,788,448	879,269,413
Due to Custodian	242,998	—
Accrued expenses and other liabilities:
Investment Management	2,573,814	188,367
Administration	399,850	54,350
Shareholder Servicing	385,380	31,220
Accounting	242,665	45,556
Compliance Services	7,743	7,646
Custodian	39,454	302
Professional	11,322	32,690
Transfer Agent	—	33,204
Trustee	7,809	3,217
Other	25,325	33,942
Total Liabilities	571,320,365	883,605,163
Net Assets	$31,086,250,550	$3,968,492,260
Composition of Net Assets:
Paid in Capital	31,093,733,319	3,968,518,013
Total distributable earnings/loss	(7,482,769)	(25,753)
Net Assets	$31,086,250,550	$3,968,492,260

Net Assets:
Class A Shares	$1,321,477	$—
Class D Shares	1,365,389,457	57,954,071
Class I Shares	25,201,285,033	2,485,584,680
Intermediary Class Shares	1,763,662,592	936,774,670
Intermediary Service Class Shares	1,282,420,193	229,937,258
Class Y Shares	1,472,171,798	258,241,581
	$31,086,250,550	$3,968,492,260
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	1,321,657	—
Class D Shares	1,365,426,311	57,992,380
Class I Shares	25,207,799,682	2,485,612,739
Intermediary Class Shares	1,764,111,474	936,755,659
Intermediary Service Class Shares	1,282,585,637	229,950,056
Class Y Shares	1,472,504,904	258,212,146
Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$1.00	$—
Class D Shares	$1.00	$1.00
Class I Shares	$1.00	$1.00
Intermediary Class Shares	$1.00	$1.00
Intermediary Service Class Shares	$1.00	$1.00
Class Y Shares	$1.00	$1.00
Investments in securities, at cost	$13,091,870,079	$4,846,018,985
Repurchase agreements, at cost	$18,485,000,000	$—

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.

12	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Statement of Operations - For the period ended April 30, 2023 (Unaudited)

	HSBC U.S. Government Money Market Fund	HSBC U.S. Treasury Money Market Fund
Investment Income:
Interest	$774,784,576	$101,289,028
Dividends	22,399,636	—
Total Investment Income	797,184,212	101,289,028

Expenses:
Investment Management Fees	18,626,871	2,363,667
Operational Support:
Class A Shares	651	—
Class D Shares	666,398	46,640
Intermediary Class Shares	1,162,366	443,073
Intermediary Service Class Shares	478,675	270,411
Class Y Shares	839,315	165,522
Administration:
Class A Shares	130	—
Class D Shares	133,255	9,332
Class I Shares	3,095,913	287,604
Intermediary Class Shares	232,473	88,612
Intermediary Service Class Shares	95,731	54,082
Class Y Shares	167,859	33,101
Shareholder Servicing:
Class A Shares	2,605	—
Class D Shares	1,665,996	116,600
Intermediary Class Shares	581,184	221,537
Intermediary Service Class Shares	478,674	270,411
Accounting	243,962	46,246
Sub-administration	138,095	28,235
Compliance Services	22,067	21,969
Custodian	77,074	11,308
Printing	126,413	6,527
Professional	249,967	222,936
Sub-Transfer Agent	361,106	157,029
Trustee	138,424	133,831
Registration fees	742,880	144,349
Other	344,932	57,336
Total expenses before fee and expense reductions	30,673,016	5,200,358
Fees voluntarily reduced/reimbursed by Investment Adviser and Administrator	(1,434,744)	(142,654)
Fees contractually reduced/reimbursed by Investment Adviser	(1,837,795)	(1,188,762)
Net Expenses	27,400,477	3,868,942

Net Investment Income (Loss)	$769,783,735	$97,420,086

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities	(6,670,995)	103,642

Net realized/unrealized gains/(losses) on investments	(6,670,995)	103,642
Change in Net Assets Resulting from Operations	$763,112,740	$97,523,728

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.

HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC U.S. Government Money Market Fund		HSBC U.S. Treasury Money Market Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Investment Activities:
Operations:
Net investment income	$769,783,735	$509,760,547	$97,420,086	$34,514,711
Net realized gains/(losses) from investments	(6,670,995)	(431,907)	103,642	(96,300)
Change in net assets resulting from operations	763,112,740	509,328,640	97,523,728	34,418,411
Distributions to shareholders:
Class A Shares	(24,296)	(9,913)	—	—
Class D Shares	(25,918,101)	(9,967,905)	(1,767,277)	(833,815)
Class I Shares	(642,318,343)	(431,038,568)	(59,804,653)	(18,172,739)
Intermediary Class Shares	(47,098,814)	(44,406,203)	(18,301,498)	(5,893,928)
Intermediary Service Class Shares	(20,077,812)	(9,733,816)	(10,903,767)	(6,789,863)
Class Y Shares	(34,346,333)	(14,604,733)	(6,661,069)	(2,823,817)
Change in net assets resulting from distributions to shareholders:	(769,783,699)	(509,761,138)	(97,438,264)	(34,514,162)
Change in net assets resulting from capital transactions	(26,402,672,803)	22,266,494,843	(1,374,571,269)	2,318,487,537
Change in net assets	(26,409,343,762)	22,266,062,345	(1,374,485,805)	2,318,391,786
Net Assets:
Beginning of period	57,495,594,312	35,229,531,967	5,342,978,065	3,024,586,279
End of period	$31,086,250,550	$57,495,594,312	$3,968,492,260	$5,342,978,065
CAPITAL TRANSACTIONS*:
Class A Shares
Proceeds from shares issued	$79,306	$1,599,320	$—	$—
Dividends reinvested	24,296	9,912	—	—
Value of shares redeemed	(114,784)	(2,043,493)	—	—
Class A Shares capital transactions	(11,182)	(434,261)	—	—
Class D Shares
Proceeds from shares issued	1,963,893,291	3,526,036,679	348,482,718	1,999,334,374
Dividends reinvested	21,184,070	8,161,543	1,092,773	557,745
Value of shares redeemed	(1,853,559,285)	(3,980,892,607)	(385,299,950)	(2,026,674,946)
Class D Shares capital transactions	131,518,076	(446,694,385)	(35,724,459)	(26,782,827)
Class I Shares
Proceeds from shares issued	150,798,524,469	313,315,953,484	12,462,175,851	15,337,929,175
Dividends reinvested	361,738,465	256,314,365	41,491,438	11,257,353
Value of shares redeemed	(175,408,346,051)	(294,014,049,633)	(13,012,080,100)	(13,673,771,227)
Class I Shares capital transactions	(24,248,083,117)	19,558,218,216	(508,412,811)	1,675,415,301
Intermediary Class Shares
Proceeds from shares issued	15,493,959,504	31,888,310,621	4,017,363,029	4,984,238,432
Dividends reinvested	8,607,887	16,604,371	1,029,250	101,208
Value of shares redeemed	(17,744,659,201)	(29,135,902,655)	(4,203,943,448)	(4,212,973,143)
Intermediary Class Shares capital transactions	(2,242,091,810)	2,769,012,337	(185,551,169)	771,366,497
Intermediary Service Class Shares
Proceeds from shares issued	3,628,375,390	5,418,974,759	536,897,902	909,737,934
Dividends reinvested	8,511,131	4,295,859	9,559,637	6,009,149
Value of shares redeemed	(3,410,759,094)	(5,393,307,461)	(1,110,514,987)	(916,183,105)
Intermediary Service Class Shares capital transactions	226,127,427	29,963,157	(564,057,448)	(436,022)
Class Y Shares
Proceeds from shares issued	12,065,004,590	24,212,883,453	664,135,061	2,859,978,496
Dividends reinvested	33,667,517	14,255,437	6,655,471	2,817,941
Value of shares redeemed	(12,368,804,304)	(23,870,709,111)	(751,615,914)	(2,963,871,849)
Class Y Shares capital transactions	(270,132,197)	356,429,779	(80,825,382)	(101,075,412)
Change in net assets resulting from capital transactions	$(26,402,672,803)	$22,266,494,843	$(1,374,571,269)	$2,318,487,537

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

* Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

14	HSBC FAMILY OF FUNDS

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (b)
Class A Shares
Six-Months Ended April 30, 2023 (Unaudited)	$1.00	$ 0.02	$ —	$0.02	$(0.02)	$ —	$(0.02)	$1.00	1.87%	$ 1,321	0.63%	3.73%	0.63%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	0.00	(0.01)	1.00	0.68%	1,332	0.38%	0.61%	0.64%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	1,766	0.08%	0.01%	0.64%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.38%	1,675	0.42%	0.46%	0.65%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.71%	2,923	0.63%	1.70%	0.63%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.05%	2,728	0.63%	1.08%	0.65%
Class D Shares
Six-Months Ended April 30, 2023 (Unaudited)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.94%	1,365,389	0.48%	3.89%	0.48%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.76%	1,234,039	0.30%	0.68%	0.49%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	1,680,757	0.08%	0.01%	0.49%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.44%	2,484,374	0.32%	0.39%	0.50%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.87%	1,910,115	0.48%	1.84%	0.51%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.10)	—	(0.01)	1.00	1.20%	1,648,226	0.48%	1.19%	0.51%
Class I Shares
Six-Months Ended April 30, 2023 (Unaudited)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12%	25,201,285	0.13%	4.15%	0.13%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.98%	49,455,073	0.10%	1.20%	0.14%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.03%	29,897,234	0.06%	0.03%	0.14%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.65%	27,383,086	0.12%	0.44%	0.15%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.23%	13,988,739	0.12%	2.19%	0.16%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.57%	6,400,700	0.12%	1.52%	0.16%
Intermediary Class Shares
Six-Months Ended April 30, 2023 (Unaudited)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.11%	1,763,663	0.16%	4.06%	0.28%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.95%	4,006,166	0.13%	1.50%	0.29%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.02%	1,237,168	0.07%	0.01%	0.29%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.62%	441,888	0.16%	0.63%	0.30%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.20%	504,329	0.15%	2.09%	0.30%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.52%	164,082	0.16%	1.57%	0.31%
Intermediary Service Class Shares
Six-Months Ended April 30, 2023 (Unaudited)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.10%	1,282,420	0.18%	4.19%	0.33%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.94%	1,056,440	0.14%	0.93%	0.34%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.02%	1,026,492	0.07%	0.01%	0.34%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.60%	329,786	0.17%	0.39%	0.35%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.17%	146,441	0.18%	2.15%	0.36%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.50%	184,921	0.18%	1.70%	0.36%

See notes to financial statements.

HSBC FAMILY OF FUNDS	15

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (b)
Class Y Shares
Six-Months Ended April 30, 2023 (Unaudited)	$1.00	$ 0.02	$ —	$0.02	$(0.02)	$ —	$(0.02)	$1.00	2.07%	$1,472,172	0.23%	4.10%	0.23%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.90%	1,742,544	0.17%	0.91%	0.24%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	1,386,114	0.08%	0.01%	0.24%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.56%	1,274,781	0.21%	0.63%	0.25%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12%	1,938,856	0.23%	2.10%	0.26%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.45%	1,757,925	0.23%	1.43%	0.26%

(a) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(b) Annualized for periods less than one year.

(c) Calculated based on average shares outstanding.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.

16	HSBC FAMILY OF FUNDS

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (b)
Class D Shares
Six-Months Ended April 30, 2023 (Unaudited)	$1.00	$0.02(c)	$—	$0.02	$(0.02)	$—	$(0.02)	$1.00	1.91%	$ 57,954	0.51%	3.79%	0.51%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.73%	93,677	0.31%	0.63%	0.53%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.02%	120,467	0.06%	0.02%	0.51%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.44%	146,852	0.35%	0.42%	0.52%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.79%	143,506	0.50%	1.79%	0.53%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.17%	308,136	0.50%	1.12%	0.53%
Class I Shares
Six-Months Ended April 30, 2023 (Unaudited)	1.00	0.02(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.10%	2,485,585	0.14%	4.16%	0.15%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.94%	2,993,947	0.12%	1.13%	0.18%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	1,318,598	0.06%	0.02%	0.16%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.64%	2,278,404	0.14%	0.37%	0.16%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.16%	879,396	0.14%	2.13%	0.18%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.54%	707,804	0.14%	1.53%	0.18%
Intermediary Class Shares
Six-Months Ended April 30, 2023 (Unaudited)	1.00	0.02(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.09%	936,775	0.16%	4.13%	0.31%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.93%	1,122,315	0.14%	1.36%	0.33%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	350,940	0.06%	0.01%	0.31%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.63%	265,607	0.16%	0.48%	0.32%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.14%	165,842	0.16%	2.10%	0.33%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	169,827	0.16%	1.54%	0.33%
Intermediary Service Class Shares
Six-Months Ended April 30, 2023 (Unaudited)	1.00	0.02(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.08%	229,937	0.18%	4.03%	0.36%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.92%	793,981	0.15%	0.98%	0.38%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	794,437	0.06%	0.00%	0.36%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61%	176,037	0.17%	0.47%	0.37%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12%	86,073	0.18%	2.10%	0.38%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	51,220	0.18%	1.54%	0.38%

See notes to financial statements.

HSBC FAMILY OF FUNDS	17

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (b)
Class Y Shares
Six-Months Ended April 30, 2023 (Unaudited)	$1.00	$0.02(c)	$—	$ 0.02	$(0.02)	$—	$(0.02)	$1.00	2.04%	$ 258,242	0.26%	4.03%	0.26%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.87%	339,059	0.19%	0.75%	0.28%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	440,144	0.06%	0.02%	0.26%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.56%	536,101	0.22%	0.63%	0.27%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.05%	751,584	0.25%	2.03%	0.28%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.43%	697,972	0.25%	1.37%	0.28%

(a) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(b) Annualized for periods less than one year.

(c) Calculated based on average shares outstanding.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.

18	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

BC FAMILY OF Notes to Financial Statements—April 30, 2023 (Unaudited)

1.	Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2023, the Trust is composed of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund

Financial statements for all other funds of the Trust are published separately.

Both of the Funds are government money market funds (as defined in Rule 2a-7) and seek to maintain a stable net asset value (“NAV”) of $1.00 per share, although it is possible to lose money by investing in the Funds. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the Funds has nine classes of shares: Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares, Class P Shares and Class Y Shares. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum Contingent Deferred Sales Charge (“CDSC”) of 1.00% if redeemed less than one year after purchase. Class C Shares are not offered for sale, but are offered as an exchange option for Class C shareholders of the Trust’s other funds. No sales charges are assessed with respect to Class A, Class D, Class E, Class I, Intermediary Class, Intermediary Service Class, Class P Shares or Class Y Shares of the Funds. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, provided that certain conditions are met. Generally, amortized cost approximates fair value. Investments in other money market funds are priced at NAV as reported by such investment companies. Repurchase agreements are valued at original cost. Fair value is defined as the

HSBC FAMILY OF FUNDS	19

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Repurchase Agreements:

The U.S. Government Money Market Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Government Money Market Fund may also enter into a repurchase agreement with the Federal Reserve Bank of New York, the Fixed Income Clearing Corporation, or certain counterparties approved by the Investment Adviser (as defined in Note 4 - Related Party Transactions and Other Agreements and Plans). The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations under adverse market conditions. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Cash:

Cash is held in deposit accounts at the Funds’ custodian bank, State Street Bank and Trust Company (“Custodian”), and may represent a significant portion of a Fund’s net assets, which may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”). To the extent that such balances exceed FDIC insurance limits, the Funds are subject to the creditworthiness of the Custodian. Prior to November 7, 2022, The Northern Trust Company served as Custodian for the Funds.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each Fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

20	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared daily and distributed monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3.	Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices (unadjusted) in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Investment Adviser’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at NAV as reported by such money market funds and are typically categorized as Level 1 in the fair value hierarchy.

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Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

The following is a summary of the valuation inputs used as of April 30, 2023 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Fund.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
HSBC U.S. Government Money Market Fund
Investment Securities:
U.S. Government and Government Agency Obligations	—	8,441,390,820	—	8,441,390,820
Investment Companies	1,029,524,393	—	—	1,029,524,393
Repurchase Agreements	—	18,485,000,000	—	18,485,000,000
U.S. Treasury Obligations	—	3,620,954,866	—	3,620,954,866
Total Investment Securities	1,029,524,393	30,547,345,686	—	31,576,870,079
HSBC U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	4,846,018,985	—	4,846,018,985
Total Investment Securities	—	4,846,018,985	—	4,846,018,985

4.	Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at an annual rate of 0.10%.

HSBC also provides operational support services to the Funds pursuant to an Operational Support Services Agreement in connection with the operation of certain classes of shares of the Funds. For its services in this capacity, HSBC is entitled to receive a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares, Class C Shares, Class D Shares, Intermediary Class Shares, Intermediary Service Class Shares, Class P Shares and Class Y Shares, at an annual rate of 0.10%.

HSBC has entered into agreements with certain financial intermediaries (the “Servicers”) to provide recordkeeping, reporting and processing services to the Funds. The Servicers are paid by the Investment Adviser, and not by the Funds, for these services. Since these fees are paid for by the Investment Adviser, they do not represent an additional charge to the Funds or their shareholders and are not reflected in the Funds’ expenses.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Amended and Restated Administration Services Agreement, effective as of November 7, 2022, HSBC receives from the Funds (as well as other series of the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of two basis points (0.02%) of average daily net assets. The fee rate is determined on the basis of the aggregate average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one series invests some or all of its assets in another series of the Trust.

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Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

Prior to November 7, 2022, HSBC received, as Administrator to the Funds, a fee, accrued daily and paid monthly, at an annual rate based on the aggregate average daily net assets of the Trust, based on the breakpoints set forth below. A portion of such fees were paid by HSBC to the Funds’ former Sub-Administrator, Citi Fund Services Ohio, Inc. (“Citi”).

Based on Average Daily Net Assets of the Trust	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

Effective as of November 7, 2022, State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator to the Funds and provides fund accounting, custody, fund administration, regulatory administration and certain other services to the Funds under a Master Services Agreement with the Trust. For its services, State Street is entitled to a fee, payable by the Funds, based on a Fund’s net assets, subject to per Fund fees, miscellaneous fees and reimbursements of certain expenses.

Effective as of November 7, 2022, under a Fund PFO/Treasurer, CCO, Secretary and AMLO Agreement between Foreside Fund Officer Services, LLC (“Foreside”) and the Trust, Foreside makes individuals available to serve as the Trust’s Chief Compliance Officer, Treasurer and Secretary. For the services provided under that agreement, the Trust paid Foreside $82,000 for the period ended April 30, 2023, plus reimbursement of certain out-of-pocket expenses. Compliance services fees incurred by each Fund are reflected on the Statements of Operations as “Compliance Services” and the other services fees are included in “Other” on the Statements of Operations. Foreside pays the salary and other compensation earned by individuals performing these services. Prior to November 7, 2022, Citi provided these officer services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00% and 0.25% of the average daily net assets of Class A Shares (currently not being charged), Class C Shares (currently charging 0.75%) and Class D Shares (currently not being charged) of the Funds, respectively. For the six-month period ended April 30, 2023, Foreside received $72 in commissions from sales of the Trust.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which includes HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents are entitled to receive a fee that is computed daily and paid monthly up to the following:

Share Class	Fee Rate (%)
Class A Shares	0.60*
Class C Shares	0.25
Class D Shares	0.25
Class E Shares	0.10
Intermediary Class Shares	0.05
Intermediary Service Class Shares	0.10

*	Currently charging 0.40%
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Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, the following:

Share Class	Fee Rate (%)
Class A Shares	0.60
Class C Shares	1.00
Class D Shares	0.25
Class E Shares	0.10
Intermediary Class Shares	0.05
Intermediary Service Class Shares	0.10

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

Effective as of November 7, 2022, State Street replaced SS&C Global Investor and Distribution Solutions, Inc. (formerly, DST Asset Manager Solutions, Inc.) (“SS&C”) as the transfer agent for each Fund, although State Street has delegated its responsibilities to SS&C and SS&C continues to provide transfer agency services to the Funds. As sub-transfer agent, SS&C receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2024 the total annual expenses of certain classes of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to each Fund’s investments in investment companies, as applicable.

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Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

The applicable classes of each Fund have their own expense limitations based on the average daily net assets for any full fiscal year as follows:

	Class	Contractual Expense Limitations (%)
U.S. Government Money Market Fund	E	0.25
U.S. Government Money Market Fund	I	0.14
U.S. Government Money Market Fund	Intermediary Class Shares	0.18
U.S. Government Money Market Fund	Intermediary Service Class Shares	0.20
U.S. Government Money Market Fund	P	0.18
U.S. Treasury Money Market Fund	E	0.25
U.S. Treasury Money Market Fund	I	0.14
U.S. Treasury Money Market Fund	Intermediary Class Shares	0.18
U.S. Treasury Money Market Fund	Intermediary Service Class Shares	0.20
U.S. Treasury Money Market Fund	P	0.18

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. For the 12 months ending April 30, 2023, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	2026($)	2025($)	2024($)	Total ($)
U.S. Government Money Market Fund	5,886,588	3,742,330	2,202,025	11,830,943
U.S. Treasury Money Market Fund	2,632,114	2,049,901	1,193,477	5,875,492

In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/ reimbursed by the Investment Adviser and Administrator are reported separately on the Statements of Operations, as applicable.

During the six-month period ended April 30, 2023, the following amounts of expenses were voluntarily and contractually waived:

	Class A ($)	Class D ($)	Class I ($)	Class Y ($)	Intermediary Class ($)	Intermediary Service Class ($)	Total ($)
U.S. Government Money Market Fund	(33)	(34,413)	(958,908)	(57,734)	(1,466,894)	(754,557)	(3,272,539)
U.S. Treasury Money Market Fund	—	—	(213,470)	—	(643,926)	(474,020)	(1,331,416)
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Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

The Funds have entered into an arrangement with their Custodian whereby credits realized as a result of uninvested cash balances are used to reduce the Custodian’s expenses. Expenses reduced during the six-month period ended April 30, 2023 are reflected on the Statements of Operations as “Custody earnings credits,” if any, as applicable.

Overdraft Facility:

The Funds had an arrangement with the Custodian, Northern Trust, whereby an uncommitted, secured overdraft facility was made available to meet unanticipated end-of-day liquidity needs of the Funds which could not be fulfilled by trading activities. The interest rate on overdraft amounts was calculated at an annual rate of 0.50% plus the Federal Funds Rate. The overdraft facility was limited to $750,000,000 and $50,000,000 for the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund, respectively. No overdrafts occurred during the period until November 6, 2022. This arrangement concluded on November 6, 2022.

Affiliated Securities Transactions:

The Funds are permitted to effect purchase and sale transactions with affiliated funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended April 30, 2023, the Funds did not engage in 17a-7 transactions.

5.	Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. In addition, rising interest rates could lead to heightened investment volatility and decreased liquidity. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing a Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. A low interest rate environment poses additional risks to the Funds, which are heightened in a very low or negative interest rate environment. Low or negative yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Investment Adviser. A wide variety of factors can cause interest rates or yields to rise or fall (e.g., central bank monetary policies, inflationary or deflationary pressures, changing inflation or real growth rates, general market and economic conditions, etc.). The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Recently, the interest rates in the United States rose from historically low levels and the U.S. Federal Reserve and other countries’ central banks increased interest rates in response to global inflation. Accordingly, the Funds currently face a heightened level of risk associated with rising interest rates. It is unclear whether interest rates will continue to rise in the future, or continue to rise at current levels.

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. U.S. Government Securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk, although they are not risk free. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

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Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

6.	Federal Income Tax Information:

As of the period ended April 30, 2023, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)*
U.S. Government Money Market Fund	31,576,921,045	—	(50,966)	(50,966)
U.S. Treasury Money Market Fund	4,846,028,069	—	(9,084)	(9,084)

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2022, was as follows:

	Distributions paid from
	Ordinary Income($)	Total Taxable Distributions ($)	Total Distributions Paid ($)(1)
U.S. Government Money Market Fund	460,509,934	460,509,934	460,509,934
U.S. Treasury Money Market Fund	30,360,082	30,360,082	30,360,082

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2021, was as follows:

	Distributions paid from
	Ordinary Income ($)	Net Long-Term Capital Gains ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)(1)
U.S. Government Money Market Fund	8,870,719	38,174	8,908,893	8,908,893
U.S. Treasury Money Market Fund	532,807	—	532,807	532,807

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2022, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income ($)	Accumulated Earnings ($)	Distributions Payable ($)	Accumulated Capital and Other Losses ($)	Unrealized Appreciation/ (Depreciation) ($)(1)	Total Accumulated Earnings/ (Deficit) ($)
U.S. Government Money Market Fund	49,548,903	49,548,903	(49,545,526)	(764,221)	(50,966)	(811,810)
U.S. Treasury Money Market Fund	4,155,336	4,155,336	(4,158,063)	(99,406)	(9,084)	(111,217)

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales.
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Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

As of the tax year ended October 31, 2022, the Funds had net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

	Short Term Amount ($)	Long Term Amount ($)	Total ($)
U.S. Government Money Market Fund	467,350	296,871	764,221
U.S. Treasury Money Market Fund	99,406	—	99,406

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

7.	Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

	Number of shareholders with ownership of voting securities of the Fund greater than 10% and less than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by 10% - 25% shareholders (%)	Number of shareholders with ownership of voting securities of the Fund greater than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by greater than 25% shareholders (%)
U.S. Government Money Market Fund	2	24	2	121
U.S. Treasury Money Market Fund	1	15	1	35

8.	Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2023, other than the following:

On June 1, 2023, the Funds commenced offering Class P shares.

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HSBC Family of Fund Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in-person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving the renewal of the investment advisory agreements for each series of the Trust (each, a “Fund”) and the conclusions the Independent Trustees and Board reached in considering the factors are set forth below.

Annual Continuation of Advisory Agreements

On October 28, 2022 and December 14, 2022, the Independent Trustees met separately in executive sessions that that took place via Zoom on October 28, 2022 and in-person on December 14, 2022 (the “Executive Sessions”) to consider the renewal of the Investment Advisory Contract and related Supplements (the “Agreements”) between the Trust and HSBC Global Asset Management (USA), Inc. (the “Adviser”). At the December 14, 2022 meeting of the Board (the “December Meeting”), the Board unanimously voted to approve the continuation of the Agreements.

Prior to the December Meeting and Executive Sessions, the Independent Trustees requested, received and reviewed information to help them evaluate the renewal of the Agreements. This information included, among other things, information about: (i) the services provided by the Adviser; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser, as available; (v) fees received or to be received by the Adviser, including in comparison to the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison to the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser; (viii) compliance-related matters pertaining to the Adviser; (ix) regulatory developments, including rulemaking initiatives of the SEC; and (x) other information regarding the nature, extent and quality of services provided by the Adviser under the Agreements.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the Executive Sessions. During the October 28, 2022 Executive Session and prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the December Meeting and Executive Sessions; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the fees paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Amended and Restated Administration Services Agreement and Operational Support Services Agreement, and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (iv) regulatory considerations; (vi) the Adviser’s multi-manager function and the level of oversight services provided to the HSBC RadiantESG U.S. Smaller Companies Portfolio (the “Portfolio”); (vii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (viii) the Adviser’s profitability and direct and indirect expenses; and (ix) additional information provided by the Adviser at the request of the Independent Trustees, following the October 28, 2022 Executive Session.

In addition, the Board took into consideration its overall experience with the Adviser, and its experience with the Adviser during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser. As a result of this process, at the meeting held on December 14, 2022, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations on a Fund-by-Fund basis.

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HSBC Family of Fund Investment Adviser Contract Approval (Unaudited) (continued)

Nature, Extent, and Quality of Services Provided by Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the assets of the HSBC Family of Funds; (iv) the Adviser’s ongoing commitment to the Funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel; and (vi) the support, in terms of personnel, allocated by the Adviser to the Funds.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact these subsidies and waivers had on the profitability of the Funds to the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities with respect to the Funds’ compliance policies and procedures and investment objectives, including oversight of the investment sub-adviser of the Portfolio (the “Sub-Adviser”). Furthermore, the Board took into consideration the extent and amount of work being undertaken by the Adviser to manage the Money Market Funds in a changing interest rate environment.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser supported continuance of the Agreements.

Investment Performance of the Funds and Adviser. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided at times throughout the year in order for the Money Market Funds to maintain positive yield and performance and their competitiveness.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that the Agreements should continue.

Costs of Services and Profits Realized by the Adviser. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with each Fund. The Board also considered the contractual advisory fees under the Agreements and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight.

The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the price competitiveness of the money market industry, as well as the resources, expertise and experience provided to the Funds by the Adviser.

The Board also considered information comparing the advisory fees under the Agreements with those of other accounts managed by the Adviser.

The Board further considered the relative portions of the total advisory fees paid to the Sub-Adviser and retained by the Adviser in its capacity as the Portfolio’s investment adviser, as well as the services provided by the Adviser and Sub-Adviser. In the context of the Portfolio, the Board considered the sub-advisory fee structure. In addition, the Board discussed the distinction between the services provided by the Adviser to the Portfolio pursuant to the Agreements and the services provided by the Sub-Adviser to the Portfolio pursuant to its sub-advisory contract.

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HSBC Family of Fund Investment Adviser Contract Approval (Unaudited) (continued)

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser with respect to the benefits the Adviser may derive from its relationship with the Funds. Finally, the Board considered the Adviser’s ongoing efforts to reduce the Funds’ expense structure for the benefit of shareholders.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present at the December Meeting (including a separate unanimous vote of the Independent Trustees present at the December Meeting) approved the continuation of the Agreements.

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Additional Information (Unaudited)

Special Meeting of Shareholders

A Special Meeting of Shareholders of HSBC Funds (the “Trust”) was held on February 27, 2023 (the “Shareholder Meeting”). The purpose of the Shareholder Meeting was to ask shareholders to approve the election of Trustees. The results of the votes of the Shareholder Meeting are set forth below.

HSBC Funds
Outstanding Shares:	40,526,579,773.937
Total Voted:	14,600,511,585.452

Name of Trustee	Total For	Total Withheld
Marcia L. Beck	14,573,207,933.404	27,303,652.048
Susan C. Gause	14,572,974,049.284	27,537,536.168
Susan S. Huang	14,572,991,625.334	27,519,960.118
Hugh T. Hurley, III	14,572,453,490.284	28,058,095.168
Paul D. Dawe	14,573,274,433.194	27,237,152.258
32	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Table of Shareholder Expenses—as of April 30, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2022 and held through the period ended April 30, 2023.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2022 and held throughout the period ended April 30, 2023.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HSBC FAMILY OF FUNDS	33

HSBC FAMILY OF FUNDS

Table of Shareholder Expenses—as of April 30, 2023 (Unaudited) (continued)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period(1)	Ending Account Value 4/30/23	Expenses Paid During Period(1)
U.S. Government Money Market Fund – Class A Shares	0.63%	$1,000.00	$1,018.70	$3.15	$1,021.70	$3.16
U.S. Government Money Market Fund – Class D Shares	0.48%	1,000.00	1,019.40	2.40	1,022.40	2.41
U.S. Government Money Market Fund – Class I Shares	0.13%	1,000.00	1,021.20	0.65	1,024.20	0.65
U.S. Government Money Market Fund – Intermediary Class Shares	0.16%	1,000.00	1,021.10	0.80	1,024.00	0.80
U.S. Government Money Market Fund – Intermediary Service Class Shares	0.18%	1,000.00	1,021.00	0.90	1,023.90	0.90
U.S. Government Money Market Fund – Class Y Shares	0.23%	1,000.00	1,020.70	1.15	1,023.70	1.15
U.S. Treasury Money Market Fund – Class D Shares	0.51%	1,000.00	1,019.10	2.55	1,022.30	2.56
U.S. Treasury Money Market Fund – Class I Shares	0.14%	1,000.00	1,021.00	0.70	1,024.10	0.70
U.S. Treasury Money Market Fund – Intermediary Class Shares	0.16%	1,000.00	1,020.90	0.80	1,024.00	0.80
U.S. Treasury Money Market Fund – Intermediary Service Class Shares	0.18%	1,000.00	1,020.80	0.90	1,023.90	0.90
U.S. Treasury Money Market Fund – Class Y Shares	0.26%	1,000.00	1,020.40	1.30	1,023.50	1.30

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)
34	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds disclose on the Investment Adviser’s website within five business days after the end of each month a complete schedule of portfolio holdings and certain other information, including the dollar-weighted average portfolio maturity and dollar-weighted average portfolio life. In addition, each Fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The Funds’ Form N-MFP filings will be available on the SEC’s website, and the Investment Adviser’s website will contain a link to such filings.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS	35

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HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

SUB-TRANSFER AGENT

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
1 Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:

ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at https://www.assetmanagement.us.hsbc.com/en/ individual-investor/fund-centre. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-MMF-0623	06/23

HSBC Funds

Semi-Annual Report

April 30, 2023

EQUITY FUND	Class A	Class C	Class I
HSBC RadiantESG U.S. Smaller Companies Fund	HSOAX	HOPCX	RESCX

HSBC Family of Funds

Semi-Annual Report - April 30, 2023

Glossary of Terms

Bloomberg Global Aggregate Bond Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

ICE BofA Merrill Lynch U.S. High Yield Index is an index that tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed market countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500TM Growth Index is an index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2	HSBC FAMILY OF FUNDS

Commentary from the Investment Manager (Unaudited)

HSBC Global Asset Management (USA) Inc.

Global Economic Review

Global economic growth remained muted during the six-month period ending April 30, 2023. Western economies faced stiff headwinds from persistent inflation and tightening monetary policy, while eastern economies benefited from looser monetary policy and a reopened China. The diverging forces led to “parallel universes” for the two economic regions during the period under review. The U.S. and the eurozone faced looming threats of recession, while the East benefited from higher growth prospects and rising demand from China.

In the final months of 2022, persistent inflation led to tighter monetary policy in the U.S., which in turn laid the foundation for economic contraction. U.S. consumer spending remained steady through the end of 2022, but savings rates were near record lows. Despite the headwinds, the U.S. economy managed to grow at an annualized rate of 2.6% in the fourth quarter of 2022. In the eurozone, there were signs that an economic contraction had already begun, even as the region managed to avoid the worst of the energy shock expected from the sanctions on Russian energy due to the ongoing war in Ukraine.

The UK continued its tight fiscal and monetary policy even as headline inflation cooled in the final months of 2022. Signs that stagflation (when persistently high inflation is paired with low demand and high unemployment) was potentially setting in drove concerns of a pending recession. Meanwhile, Japan’s economy continued to benefit as COVID disruptions eased, even as weak external demand generated economic headwinds around trade.

In China, subdued domestic and global demand in the final months of 2022 continued to hinder the nation’s cyclical recovery. However, China’s easing monetary and fiscal policies improved the outlook for the region. India appeared poised to begin its own efforts to tighten financial conditions as its growth cycle reached a high point. In Latin America, central banks showed signs of pausing their monetary tightening, although rates were expected to remain high. Growth in the region suffered as falling consumer confidence and lower commodity prices generated economic headwinds. Meanwhile, inflation remained strong and rising in many Eastern European emerging markets, with an ongoing energy crisis limiting the ability of central banks to bring inflation under control.

Across the first four months of 2023, the economic outlook for the U.S. remained challenging. GDP growth slowed in the first quarter of the year, with the economy growing at just 1.1% on an annualized basis according to advance estimates. Even as prices on goods eased, prices in the services sector remained high, which led the Federal Open Market Committee (FOMC) to maintain its hawkish stance and continue its schedule of interest rate hikes through March 2023. In March, concerns about a banking crisis flared as Silvergate Capital, Silicon Valley Bank, and Signature Bank failed, (and the subsequent contagion to First Republic Bank) in large part due to pressure from rapidly rising interest rates. Although the crisis currently appears to be contained, it renewed concerns about the economic and financial strain of the interest rate hikes, spurring expectations of a pause in future rate increases.

Eurozone inflation showed signs of easing across the first few months of 2023, driven in large part by a collapse in gas prices. Core inflation persisted, however, leading the European Central Bank (ECB) to adopt a more hawkish tone. Concerns about an impending recession eased as economic activity proved to be more resilient than expected. Economic indicators for the region even pointed to a mild expansion in April, providing the ECB with room to begin raising rates again if necessary. Similarly, Japan’s economy continued to improve throughout the start of the year, driven by rising domestic consumption and inbound tourism.

China posted upbeat growth data for the first quarter of 2023, demonstrating a solid post-pandemic recovery. Strength in the nation’s service sector and normalization of its production sector across the opening months of 2023 pointed to strong growth targets for the full year. Concerns over softening global growth and the nation’s sluggish property market continued to generate economic headwinds across the start of 2023, but these concerns were not enough to offset the region’s economic growth.

For its part, India maintained its cyclical growth throughout the first four months of the year. The nation’s economy remained resilient in the face of tightening by the Reserve Bank of India. Inflation continued to be an issue for Latin American nations and Eastern European emerging markets through the opening months of 2023.

Market Review

Global equity markets gained strongly for the six-month period despite the prevailing economic headwinds. Much of the gains in equities came in November on optimism that inflation was easing. Additional gains came later in the period as eurozone economic indicators improved and fears of a looming recession eased. The U.S. banking crisis pushed equities lower in March, but they rebounded in April on signs the crisis was contained. The MSCI EAFE Index1 (USD) of developed-market international stocks gained 24.19% (net return) for the period, while emerging markets equities as measured by the MSCI Emerging Markets Index1 (USD) posted a gain of 16.36% (net return).

In the U.S., domestic equities generally underperformed their global counterparts, while small-cap stocks generally lagged large-cap names. The Russell 1000 Index1 of large-cap stocks returned 8.01% (total return) for the six months under review, compared to a return of -3.45% (total return) for the Russell 2000 Index1 of small-cap stocks. Growth stocks regained some of their luster during the period, as inflation fears eased, and concerns rose over the potential for a recession.

Global fixed income markets rose and fell in lockstep with inflation fears and economic indicators. As inflation cooled, bond prices rose and yields fell on optimism that central banks would ease their rate hikes. As inflation picked up and macroeconomic indicators remained positive, investors anticipated renewed rate hikes, which drove bond prices lower. In general, global bonds outperformed U.S. domestic bonds for the period. The Bloomberg Global Aggregate Bond Index1 (USD), which tracks the broader global investment-grade fixed income market, returned 8.92% (total return) for the six-month period under review. By comparison, the Bloomberg U.S. Aggregate Bond Index,1 which tracks investment-grade bonds in the U.S. market, returned 6.91% (total return) for the same period. As a sign of rising concerns about a potential recession, U.S. high-yield bonds underperformed investment grade bonds despite the high interest rate environment, as measured by the ICE BofA Merrill Lynch U.S. High Yield Index,1 which, returned 5.88% (total return) over the six months under review.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS	3

Portfolio Reviews (Unaudited)

HSBC RadiantESG U.S. Smaller Companies Fund

(Class A Shares, Class C Shares and Class I Shares)

Investment decisions for the HSBC RadiantESG U.S. Smaller Companies Portfolio (the “Portfolio”) are made by the investment team at the Subadviser which is led by Kathryn McDonald, co-founder and Head of Investments and Sustainability, and Harry Prabandham, Chief Investment Officer. Mr. Prabandham and Kevin Lin, CFA, Senior Portfolio Manager, are responsible for day-to-day management of the Portfolio. The RadiantESG Investment Forum, which is chaired by Ms. McDonald, provides oversight of research and investment activities of the investment strategy for the Fund. Ms. McDonald and Messrs. Prabandham and Lin have been managers of the Portfolio since June 2022.

RadiantESG Global Investors LLC, subadviser to the HSBC RadiantESG U.S. Smaller Companies Portfolio

The HSBC RadiantESG U.S. Smaller Companies Fund (the “Fund”) seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. equity securities of small and mid-cap companies that meet RadiantESG Global Investors LLC’s fundamental and environmental, social, and governance (“ESG”) criteria (measured at the time of purchase). The Fund employs a two-tier structure, commonly referred to as a “master-feeder” structure, in which the Fund invests all of its investable assets in the Portfolio.

Investment Concerns

There is no assurance that the Fund will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. The Fund may be subject to certain additional risks, which should be considered carefully along with its investment objective and fees. Equity investments fluctuate in value based on changes to an individual company’s financial condition and overall market conditions. The Fund is also subject to market risk, which is the risk that the value of the Fund’s portfolio investments may decline due to changing market conditions. Market conditions may be negatively impacted by events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness, or other public health threats. Investing in smaller companies is more risky and volatile than investing in large companies. Growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Fund’s securities. Securities of companies considered growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory, and economic uncertainty. Using ESG criteria will cause the Fund to forgo investment opportunities in certain companies and sectors that are available to other mutual funds that do not use these criteria, which could affect the Fund’s performance. The use of proprietary quantitative models in selecting investments could be adversely impacted by unforeseeable software or hardware malfunctions and other technological risks, and the data used in the models may cause the models to perform differently than expected.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2023, the Fund returned 4.72% for its Class A shares (no load). That compared to a 1.88% return for the Russell 2500 Growth Index1, the Fund’s primary benchmark.

Portfolio Performance

U.S. equities ended the six-month period in positive territory. In general, large-cap stocks significantly outperformed their smaller cap peers, although share prices of companies of all sizes experienced dramatic volatility driven by investor expectations around inflation and the Federal Reserve’s commitment to raising interest rates to bring inflation under control. The war in Ukraine, ongoing supply chain challenges in some industries, and the crisis in regional banks brought on in March by the failures of Silicon Valley Bank and Signature Bank (and the subsequent contagion to First Republic Bank) added to market volatility during the period. Despite these factors, equity market participants were ultimately more bullish than bearish, pushing stock prices higher across the six months.

The Fund outperformed its primary benchmark for the period under review. Stock selection was the largest contributor to this outperformance, notably the choice of stocks within the Information Technology, Industrials, and Communication Services sectors. For example, the Fund’s above-benchmark holdings of two semiconductor manufacturers added to relative performance as both companies outperformed on strong gross margins and growing demand. The Fund also benefited from its underweight exposure to traditional names within the Energy sector, which underperformed as oil prices declined from the highs reached earlier in 2022.

The Fund’s stock selection in the Healthcare sector weighed on relative results, including both above-benchmark and below-benchmark holdings. An overall above-benchmark allocation to the Healthcare sector also weighed on results. The sector suffered due to pressure from the effects of inflation, including rising wages, worker shortages, and the indirect impacts of a White House announcement on drug price caps. The Fund’s relative performance also suffered from a focus on strong price momentum, as some names that had outperformed earlier in the period underperformed later in the period.

1	For additional information, please refer to the Glossary of Terms.
†	Portfolio composition is subject to change.

Past performance does not guarantee future results. The performance data quoted represents past performance (including prior to the date on which the Fund changed its name, principal investment strategies and sub-adviser) and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Fund Performance			Average Annual Total Returns (%)[4]			Expense Ratio (%)[5]
As of April 30, 2023	Inception Date	Six Months*	1 Year	5 Year	10 Year	Gross	Net
HSBC RadiantESG U.S Smaller Companies Fund Class A1	9/23/96	–0.53	–5.51	5.97	8.61	8.07	1.45
HSBC RadiantESG U.S Smaller Companies Fund Class C2	11/4/98	3.07	–2.52	6.27	8.76	8.82	2.20
HSBC RadiantESG U.S Smaller Companies Fund Class I†	9/3/96	4.70	0.45	7.66	9.74	6.79	0.90
Russell 2500 GrowthTM Index[3]	—	1.88	–0.07	6.69	9.87	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance (including prior to the date on which the Fund changed its name, principal investment strategies and sub-adviser) and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2024.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and monies received by the Fund from a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

*	Aggregate Total Return.
†	The Class I Shares are issued by a separate series of the HSBC Funds.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
3	For additional information, please refer to the Glossary of Terms.
4	Reflects actual NAV at the end of the period.
5	Reflects the expense ratio as reported in the prospectus dated February 28, 2023. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.45%, 2.20% and 0.90% for Class A Shares, Class C and Class I Shares, respectively. The expense limitations shall be in effect until March 1, 2024. Additional information pertaining to the April 30, 2023 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Russell 2500TM Growth Index, an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The performance for the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	5

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2023 (Unaudited)

	HSBC RadiantESG U.S. Smaller Companies Fund	HSBC RadiantESG U.S. Smaller Companies Fund (Class I)
Assets:
Investments in Affiliated Portfolio	$7,667,999	$13,713,965
Prepaid expenses and other assets	84,560	79,672
Total Assets	7,752,559	13,793,637

Liabilities:
Due to Custodian	509	1,061
Accrued expenses and other liabilities:
Investment Management	163	105
Administration	64	130
Sub-administration	3,498	3,472
Distribution fees	12	—
Shareholder Servicing	1,034	—
Accounting	8,086	7,229
Compliance Services	1,274	1,274
Sub-Transfer Agent	6,792	34,047
Total Liabilities	21,432	47,318
Net Assets	$7,731,127	$13,746,319

Composition of Net Assets:
Paid in Capital	$8,592,653	$16,898,320
Total distributable earnings (loss)	(861,526)	(3,152,001)
Net Assets	$7,731,127	$13,746,319

Net Assets:
Class A Shares	$7,711,522	$—
Class C Shares	19,605	—
Class I Shares	—	13,746,319
Total	$7,731,127	$13,746,319

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	1,021,458	—
Class C Shares(a)	15,341	—
Class I Shares	—	2,057,977
Net Asset Value, Offering Price (Class C and Class I) and Redemption Price per share:
Class A Shares	$7.55	$—
Class C Shares	$1.28	$—
Class I Shares	$—	$6.68
Maximum Sales Charge:
Class A Shares	5.00%	—%
Maximum Offering Price per share (Net Asset Value / (100%-maximum sales charge))
Class A Shares	$7.95	$—

(a)	Redemption price per share varies by length of time shares are held.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

6	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statement of Operations - For the period ended April 30, 2023 (Unaudited)

	HSBC RadiantESG U.S. Smaller Companies Fund	HSBC RadiantESG U.S. Smaller Companies Fund (Class I)
Net Investment Income Allocated from Affiliated Portfolio:
Investment income from Affiliated Portfolio	$14,096	$27,623
Expenses from Affiliated Portfolio	(167,876)	(337,950)
Net Investment Income from Affiliated Portfolio	(153,780)	(310,327)

Expenses:
Administration:
Class A Shares	388	—
Class C Shares	1	—
Class I Shares	—	786
Distribution:
Class C Shares	72	—
Shareholder Servicing:
Class A Shares	9,691	—
Class C Shares	24	—
Accounting	8,349	7,403
Sub-administration	4,037	4,043
Compliance Services	3,924	3,924
Printing	2,582	10,204
Professional	17,165	17,165
Sub-Transfer Agent	101,330	98,196
Registration fees	12,665	13,159
Other	4,337	4,754
Total expenses before fee and expense reductions	164,565	159,634
Fees voluntarily reduced/reimbursed by Investment Adviser and Administrator	(3,896)	—
Fees contractually reduced/reimbursed by Investment Adviser	(275,870)	(426,881)
Net Expenses	(115,201)	(267,247)

Net Investment Income (Loss)	$(38,579)	$(43,080)

Realized/Unrealized Gains/(Losses) on Investments Allocated from Affiliated Portfolio:
Net realized gains/(losses) from Affiliated Portfolio	154,660	208,450
Change in unrealized appreciation/depreciation on investments from Affiliated Portfolio	248,718	609,952

Net realized/unrealized gains/(losses) on investments from Affiliated Portfolio	403,378	818,402
Change in Net Assets Resulting from Operations	$364,799	$775,322

Amounts designated as “—” are $0.00 or have been rounded to $0.00

See notes to financial statements.	HSBC FAMILY OF FUNDS	7

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC RadiantESG U.S. Smaller Companies Fund		HSBC RadiantESG U.S. Smaller Companies Fund (Class I)
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Investment Activities:
Operations:
Net investment income/(loss)	$(38,579)	$(65,170)	$(43,080)	$(99,271)
Net realized gains/(losses) from investments	154,660	(1,486,716)	208,450	(4,652,078)
Change in unrealized appreciation/depreciation on investments	248,718	(1,648,501)	609,952	(18,029,576)
Change in net assets resulting from operations	364,799	(3,200,387)	775,322	(22,780,925)

Distributions to shareholders:
Class A Shares	—	(3,766,491)	—	—
Class C Shares	—	(27,849)	—	—
Class I Shares	—	—	—	(45,436,904)
Change in net assets resulting from distributions to shareholders:	—	(3,794,340)	—	(45,436,904)
Change in net assets resulting from capital transactions	(852,062)	2,654,398	(4,022,874)	(3,597,262)
Change in net assets	(487,263)	(4,340,329)	(3,247,552)	(71,815,091)

Net Assets:
Beginning of period	8,218,390	12,558,719	16,993,871	88,808,962
End of period	$7,731,127	$8,218,390	$13,746,319	$16,993,871

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$51,309	$1,230,933	$—	$—
Dividends reinvested	—	3,689,980	—	—
Value of shares redeemed	(903,371)	(2,282,301)	—	—
Class A Shares capital transactions	(852,062)	2,638,612	—	—
Class C Shares
Dividends reinvested	—	27,849	—	—
Value of shares redeemed	—	(12,063)	—	—
Class C Shares capital transactions	—	15,786	—	—
Class I Shares
Proceeds from shares issued	—	—	304,954	13,910,403
Dividends reinvested	—	—	—	44,902,419
Value of shares redeemed	—	—	(4,327,828)	(62,410,084)
Class I Shares capital transactions	—	—	(4,022,874)	(3,597,262)
Change in net assets resulting from capital transactions	$(852,062)	$2,654,398	$(4,022,874)	$(3,597,262)

SHARE TRANSACTIONS:
Class A Shares
Issued	6,738	153,638	—	—
Reinvested	—	407,733	—	—
Redeemed	(119,126)	(291,396)	—	—
Change in Class A Shares	(112,388)	269,975	—	—
Class C Shares
Issued	—	—	—	—
Reinvested	—	17,967	—	—
Redeemed	—	(8,944)	—	—
Change in Class C Shares	—	9,023	—	—
Class I Shares
Issued	—	—	45,938	2,222,072
Reinvested	—	—	—	5,676,665
Redeemed	$—	$—	$(643,804)	$(9,876,855)
Change in Class I Shares	—	—	(597,866)	(1,978,118)

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

8	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC RADIANTESG U.S. SMALLER COMPANIES FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities				Distributions						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)		Net Realized and Unrealized gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period		Total Return (b), (c)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets (d)		Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (d)	Portfolio Turnover (c), (e)
Class A Shares
Six-Months Ended April 30, 2023 (Unaudited)	$7.23	$(0.04)		$0.36	$0.32	$—	$—	$—	$7.55		4.43%	$7,712	1.35%		(0.99)%		8.53%	52%
Year Ended October 31, 2022	14.49	(0.05	)(f)	(2.80)	(2.85)	—	(4.41)	(4.41)	7.23	(g)	(25.80)%	8,200	1.49	%(h)	(0.65	)%(f)	6.47%	120%
Year Ended October 31, 2021	10.71	(0.11)		4.57	4.46	—	(0.68)	(0.68)	14.49		42.81%	12,518	1.55%		(0.83)%		7.00%	78%
Year Ended October 31, 2020	9.42	(0.09)		2.10	2.01	—	(0.72)	(0.72)	10.71		22.05%	9,224	1.55%		(0.91)%		7.29%	94%
Year Ended October 31, 2019	10.70	(0.07)		0.59	0.52	—	(1.80)	(1.80)	9.42		8.77%	8,449	1.55%		(0.79)%		5.77%	81%
Year Ended October 31, 2018	11.24	(0.10)		0.82	0.72	—	(1.26)	(1.26)	10.70		6.46%	9,352	1.55%		(0.84)%		5.37%	77%
Class C Shares
Six-Months Ended April 30, 2023 (Unaudited)	1.23	(0.01)		0.06	0.05	—	—	—	1.28		4.07%	20	2.10%		(1.74)%		9.28%	52%
Year Ended October 31, 2022	6.43	(0.02	)(f)	(0.77)	(0.79)	—	(4.41)	(4.41)	1.23		(26.47)%	19	2.25	%(h)	(1.46	)%(f)	6.82%	120%
Year Ended October 31, 2021	5.10	(0.09)		2.10	2.01	—	(0.68)	(0.68)	6.43		41.77%	41	2.30%		(1.60)%		7.74%	78%
Year Ended October 31, 2020	4.85	(0.08)		1.05	0.97	—	(0.72)	(0.72)	5.10		21.29%	37	2.30%		(1.65)%		8.13%	94%
Year Ended October 31, 2019	6.53	(0.08)		0.20	0.12	—	(1.80)	(1.80)	4.85		8.07%	77	2.30%		(1.54)%		6.60%	81%
Year Ended October 31, 2018	7.38	(0.11)		0.52	0.41	—	(1.26)	(1.26)	6.53		5.52%	116	2.30%		(1.60)%		6.08%	77%
*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC RadiantESG U.S. Smaller Companies Portfolio (the “Portfolio”).
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the Portfolio, in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Reflects special dividends paid out during the year by several of the Portfolio’s holdings. Had the Portfolio, in which the Fund invests all of its investable assets, not received the special dividends, the net investment income/(loss) per share would have been $(0.08) and $(0.05) for Class A and Class C Shares, respectively, and the net investment income/(loss) ratio would have been (0.97)% and (1.78)% for Class A and Class C Shares, respectively.
(g)	The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.
(h)	The net expense ratio shown for the period reflects the expense limitation agreement in effect as of June 28, 2022 and the higher limit in effect prior to that date.

See notes to financial statements.	HSBC FAMILY OF FUNDS	9

HSBC RADIANTESG U.S. SMALLER COMPANIES FUND (CLASS I)

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities				Distributions						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)		Net Realized and Unrealized gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period		Total Return (b), (c)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets (d)		Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (d)	Portfolio Turnover (c), (e)
Class I Shares
Six-Months Ended April 30, 2023 (Unaudited)	$6.40	$(0.02)		$0.30	$0.28	$—	$—	$—	$6.68		4.38%	$13,746	0.90%		(0.55)%		6.33%	52%
Year Ended October 31, 2022	19.16	(0.02	)(f)	(2.84)	(2.86)	—	(9.90)	(9.90)	6.40	(g)	(24.77)%	16,993	1.07	%(h)	(0.19	)%(f)	3.02%	120%
Year Ended October 31, 2021	14.67	(0.07)		6.13	6.06	—	(1.57)	(1.57)	19.16	(g)	43.23%	88,809	1.10%		(0.39)%		1.88%	78%
Year Ended October 31, 2020	12.79	(0.06)		2.85	2.79	—	(0.91)	(0.91)	14.67		22.58%	121,959	1.10%		(0.46)%		1.63%	94%
Year Ended October 31, 2019	14.38	(0.04)		0.81	0.77	—	(2.36)	(2.36)	12.79		9.25%	115,924	1.10%		(0.34)%		1.44%	81%
Year Ended October 31, 2018	15.40	(0.06)		1.12	1.06	—	(2.08)	(2.08)	14.38		6.96%	136,640	1.10%		(0.40)%		1.39%	77%
*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC RadiantESG U.S. Smaller Companies Portfolio (the “Portfolio”).
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the Portfolio, in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Reflects special dividends paid out during the year by several of the Portfolio’s holdings. Had the Portfolio, in which the Fund invests all of its investable assets, not received the special dividends, the net investment income/(loss) per share would have been $(0.05) for Class I Shares and the net investment income/(loss) ratio would have been (0.59)% for Class I Shares.
(g)	The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.
(h)	The net expense ratio shown for the period reflects the expense limitation agreement in effect as of June 28, 2022 and the higher limit in effect prior to that date.

10	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2023 (Unaudited)

1.	Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2023, the Trust is composed of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC RadiantESG U.S. Smaller Companies Fund	RadiantESG U.S. Smaller Companies Fund
HSBC RadiantESG U.S. Smaller Companies Fund (Class I)	RadiantESG U.S. Smaller Companies Fund (Class I)

Financial statements for all other funds of the Trust are published separately.

Each Fund is a feeder fund in a master-feeder fund structure and seeks to achieve its investment objectives by investing all of its investable assets in the HSBC RadiantESG U.S. Smaller Companies Portfolio (the “Portfolio”), which is a diversified series of the Trust with the same investment objective as the Funds. The Portfolio operates as the master fund in a master-feeder arrangement in which the feeder funds invest all or part of their investable assets in the Portfolio. The Funds’ proportionate ownership of the Portfolio was as follows:

Fund	Proportionate Ownership Interest on April 30, 2023%
RadiantESG U.S. Smaller Companies Fund	35.9
RadiantESG U.S. Smaller Companies Fund (Class I)	64.1

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolio should be read in conjunction with the financial statements of the Funds.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The RadiantESG U.S. Smaller Companies Fund offers two classes of shares: Class A Shares and Class C Shares. The RadiantESG U.S. Smaller Companies Fund (Class I) offers one class of shares: Class I Shares. Class A Shares of the RadiantESG U.S. Smaller Companies Fund have a maximum sales charge of 5.00% as a percentage of the offering price. Class C Shares of the RadiantESG U.S. Smaller Companies Fund are offered without any front-end sales charge but will be subject to a maximum Contingent Deferred Sales Charge (“CDSC”) of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the RadiantESG U.S. Smaller Companies Fund (Class I). Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

HSBC FAMILY OF FUNDS	11

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments in the Portfolio at fair value. The notes to the Portfolio’s financial statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income:

The Funds record investments in the Portfolio on a trade date basis. The Funds record daily their proportionate share of income, expenses, changes in unrealized appreciation and depreciation and realized gains and losses derived from the Portfolio. In addition, the Funds accrue their own expenses daily as incurred.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts, if any, are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are, as applicable, translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. If applicable, any such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Because the Funds operate in a master-feeder structure, in which the Funds invest all of their investable assets in the Portfolio, certain expenses are allocated solely to the Portfolio rather than the Funds. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared and distributed semiannually for the Funds.

Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

12	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3.	Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices (unadjusted) in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Investment Adviser’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds record their investments in the Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolios’ net assets. These investments are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolio included in the attached financial statements.

As of April 30, 2023, all investments were categorized as Level 2 in the fair value hierarchy.

4.	Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Portfolio pursuant to an Investment Advisory Contract. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolios’ investments. The Funds are not directly charged any investment management fees.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Effective November 7, 2022, under the terms of the Amended and Restated Administration Services Agreement, HSBC receives from the Funds (as well as other series of the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of two basis points (0.02%) of average daily net assets. The fee rate is determined on the basis of the aggregate average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one series invests some or all of its assets in another series of the Trust. For assets invested in the Portfolio by the Funds, the Portfolio pays half of the administration fee and the Funds pay half, for a combination of the total fee rate set forth above.

HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

Effective as of November 7, 2022, State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator to the Funds and provides fund accounting, custody, fund administration, regulatory administration and certain other services to the Funds under a Master Services Agreement with the Trust. For its services, State Street is entitled to a fee, payable by the Funds, based on a Fund’s net assets, subject to per Fund fees, miscellaneous fees and reimbursements of certain expenses.

Prior to November 7, 2022, HSBC received, as Administrator to the Funds, a fee, accrued daily and paid monthly, at an annual rate based on the aggregate average daily net assets of the Trust, based on the breakpoints set forth below. A portion of such fees were paid by HSBC to the Funds’ former Sub-Administrator, Citi Fund Services Ohio, Inc. (“Citi”).

Based on Average Daily Net Assets of the Trust	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

Effective as of November 7, 2022, under a Fund PFO/Treasurer, CCO, Secretary and AMLO Agreement between Foreside Fund Officer Services, LLC (“Foreside”) and the Trust, Foreside makes individuals available to serve as the Trust’s Chief Compliance Officer, Treasurer and Secretary. For the services provided under that agreement, the Trust paid Foreside $82,000 for the period ended April 30, 2023, plus reimbursement of certain out-of-pocket expenses. Compliance services fees incurred by each Fund are reflected on the Statements of Operations as “Compliance Services” and the other services fees are included in “Other” on the Statements of Operations. Foreside pays the salary and other compensation earned by individuals performing these services. Prior to November 7, 2022, Citi provided these officer services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust, on behalf of the RadiantESG U.S. Smaller Companies Fund, has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% and 1.00% of the average daily net assets of Class A Shares (currently not being charged) and Class C Shares (currently charging 0.75%) of the applicable funds, respectively. For the six month period ended April 30, 2023, Foreside received $72 in commissions from sales of the Trust.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares and Class C Shares of the RadiantESG U.S. Smaller Companies Fund. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed in the aggregate 0.50% annually of the average daily net assets of Class A Shares, and 1.00% of the average daily net assets of Class C Shares.

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

14	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

Transfer Agency:

Effective as of November 7, 2022, State Street replaced SS&C Global Investor and Distribution Solutions, Inc. (formerly, DST Asset Manager Solutions, Inc.) (“SS&C”) as the transfer agent for each Fund, although State Street has delegated its responsibilities to SS&C and SS&C continues to provide transfer agency services to the Funds. As sub-transfer agent, SS&C receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated among all the funds in the Trust (except that these fees and expenses are allocated to the Portfolio rather than the Funds).

Other:

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative Services.”

The Funds may use related party broker-dealers. For the six-month period ended April 30, 2023, there were no brokerage commissions paid to broker-dealers affiliated with the Adviser.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invests.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2024 the total annual expenses of the Funds, including the allocated expenses from the Portfolio, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributable to the Funds’ investments in investment companies. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

	Class	Contractual Expense Limitations (%)
RadiantESG U.S. Smaller Companies Fund	Class A Shares	1.45
RadiantESG U.S. Smaller Companies Fund	Class C Shares	2.20
RadiantESG U.S. Smaller Companies Fund (Class I)	Class I Shares	0.90

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the six-month period ended April 30, 2023, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements.

HSBC FAMILY OF FUNDS	15

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

For the 12 months ending April 30, 2023, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	2026($)	2025($)	2024($)	Total ($)
RadiantESG U.S. Smaller Companies Fund	604,874	482,382	541,871	1,629,127
RadiantESG U.S. Smaller Companies Fund (Class I)	1,035,089	854,898	666,696	2,556,683

In addition to the contractual expense limitation agreement with the Funds, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/ reimbursed by the Investment Adviser, and Administrator are reported on the Statements of Operations, as applicable.

During the period ended April 30, 2023, the following amounts of expenses were voluntarily and contractually waived:

	Class A ($)	Class C ($)	Class I ($)	Total ($)
RadiantESG U.S. Smaller Companies Fund	(279,073)	(693)	—	(279,766)
RadiantESG U.S. Smaller Companies Fund (Class I)	—	—	(426,881)	(426,881)

5.	Affiliated Investment Transactions:

A summary of each Fund’s investment in the Portfolio for the six-month period ended April 30, 2023 is as follows:

	Value ($) 10/30/2022	Contributions ($)	Withdrawals ($)	Net Realized Gains/ (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Value ($)	Net Income/ (Loss) ($)
RadiantESG U.S. Smaller Companies Fund
HSBC RadiantESG U.S. Smaller Companies Portfolio	8,175,190	339,506	(1,096,295)	154,660	248,718	7,667,999	(153,780)
Total	8,175,190	339,506	(1,096,295)	154,660	248,718	7,667,999	(153,780)
RadiantESG U.S. Smaller Companies Fund (Class I)
HSBC RadiantESG U.S. Smaller Companies Portfolio	17,023,582	802,280	(4,619,972)	208,450	609,952	13,713,965	(310,327)
Total	17,023,582	802,280	(4,619,972)	208,450	609,952	13,713,965	(310,327)

16	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

6.	Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Model and Data Risk: RadiantESG Global Investors LLC, the investment sub-adviser (“RadiantESG”) employs proprietary quantitative models in selecting investments for the Fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends, and technical issues in the construction, implementation, and maintenance of the models (including, for example, problems with data sourced by RadiantESG or supplied by third parties, software issues, or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Funds. Additionally, commonality of holdings across quantitative asset managers may amplify losses.

ESG Investing Risk: The incorporation of ESG criteria, including ESG and Impact scores and the identification of controversial business lines and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Fund will generally not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Fund could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, RadiantESG is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate, or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by RadiantESG or any third-party research or data providers or any judgment exercised by RadiantESG will reflect the views of any particular investor. RadiantESG’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.

HSBC FAMILY OF FUNDS	17

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

7.	Federal Income Tax Information:

As of the six month period ended April 30, 2023, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)(1)
RadiantESG U.S. Smaller Companies Fund	6,908,233	759,766	—	759,766
RadiantESG U.S. Smaller Companies Fund (Class I)	12,081,500	1,632,465	—	1,632,465

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2022, was as follows:

	Distributions paid from
	Ordinary Income ($)	Net Long-Term Capital Gains ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)(1)
RadiantESG U.S. Smaller Companies Fund	1,311,809	2,482,531	3,794,340	3,794,340
RadiantESG U.S. Smaller Companies Fund (Class I)	16,743,166	28,693,738	45,436,904	45,436,904

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2021, was as follows:

	Distributions paid from
	Ordinary Income ($)	Net Long-Term Capital Gains ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)(1)
RadiantESG U.S. Smaller Companies Fund	106,753	489,512	596,265	596,265
RadiantESG U.S. Smaller Companies Fund (Class I)	2,927,949	7,097,045	10,024,994	10,024,994

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2022, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

	Accumulated Capital and Other Losses ($)	Unrealized Appreciation/ (Depreciation) ($)(1)	Total Accumulated Earnings/ (Deficit) ($)
RadiantESG U.S. Smaller Companies Fund	(1,539,818)	313,493	(1,226,325)
RadiantESG U.S. Smaller Companies Fund (Class I)	(4,720,059)	792,736	(3,927,323)

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales.

As of the tax year ended October 31, 2022, the Funds had net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

18	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2023 (Unaudited) (continued)

	Short Term Amount ($)	Long Term Amount ($)	Total ($)
RadiantESG U.S. Smaller Companies Fund	1,479,847	—	1,479,847
RadiantESG U.S. Smaller Companies Fund (Class I)	4,620,788	—	4,620,788

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

On the Statements of Assets and Labilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

	Accumulated Net Investment Income/ (Distributions in Excess of Net Investment Income) ($)(1)	Accumulated Net Realized Gains/(Losses) ($)(1)	Paid in Capital ($)
RadiantESG U.S. Smaller Companies Fund	5,199	—	(5,199)
RadiantESG U.S. Smaller Companies Fund (Class I)	—	5	(5)

(1)	These components of capital are presented together as “Total distributable earnings/(loss)” on the Statements of Assets and Liabilities.

8.	Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

	Number of shareholders with ownership of voting securities of the Fund greater than 10% and less than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by 10% - 25% shareholders (%)	Number of shareholders with ownership of voting securities of the Fund greater than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by greater than 25% shareholders (%)
RadiantESG U.S. Smaller Companies Fund	—	—	1	62
RadiantESG U.S. Smaller Companies Fund (Class I)	3	42	1	45

9.	Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2023.

HSBC FAMILY OF FUNDS	19

HSBC FAMILY OF FUNDS

Table of Shareholder Expenses—as of April 30, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2022 and held through the period ended April 30, 2023.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended April 30, 2023.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period(1)	Ending Account Value 4/30/23	Expenses Paid During Period(1)
RadiantESG U.S. Smaller Companies Fund – Class A Shares	1.35%	$1,000.00	$1,047.21	$ 6.85	$1,018.10	$ 6.76
RadiantESG U.S. Smaller Companies Fund – Class C Shares	2.10%	1,000.00	1,040.70	10.63	1,014.38	10.49
RadiantESG U.S. Smaller Companies Fund (Class I) – Class I Shares	0.90%	1,000.00	1,047.00	4.57	1,020.33	4.51

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

20	HSBC FAMILY OF FUNDS

Portfolio Reviews

Portfolio Composition*

April 30, 2023 (Unaudited)

Hsbc Radiantesg U.s. Smaller Companies Portfolio
Investment Allocation	Percentage of Investments at Value (%)
Software	11.7
Health Care Equipment & Supplies	9.2
Biotechnology	7.2
Household Durables	6.6
Health Care Providers & Services	6.3
Semiconductors & Semiconductor Equipment	6.3
Professional Services	5.6
Electronic Equipment, Instruments & Components	3.8
Specialty Retail	3.8
Hotels, Restaurants & Leisure	3.7
Financial Services	3.1
Diversified Consumer Services	3.1
Building Products	2.6
Construction & Engineering	2.5
Electrical Equipment	2.3
Life Sciences Tools & Services	2.3
Diversified Telecommunication Services	2.2
Specialized REITs	2.2
Textiles, Apparel & Luxury Goods	2.1
Retail REITs	2.1
Communications Equipment	2.0
Technology Hardware, Storage & Peripherals	2.0
Independent Power Producers & Energy Traders	1.6
Machinery	1.3
Capital Markets	1.0
Metals & Mining	0.9
Interactive Media & Services	0.9
Insurance	0.7
Health Care REITs	0.5
Health Care Technology	0.4
Total	100.0

* Portfolio composition is subject to change.

HSBC FAMILY OF FUNDS	21

HSBC RADIANTESG U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments—as of April 30, 2023 (Unaudited)

Common Stocks — 98.1%

	Shares	Value ($)
Biotechnology — 7.1%
Alkermes PLC(a)	16,840	480,782
Exact Sciences(a)	4,560	292,159
Halozyme Therapeutics, Inc.(a)	13,930	447,571
Ironwood Pharmaceuticals, Inc.(a)	3,460	36,019
MannKind Corp.(a)	68,100	262,185
		1,518,716
Building Products — 2.5%
Owens Corning	5,040	538,322
Capital Markets — 1.0%
Cboe Global Markets, Inc.	1,500	209,550
Communications Equipment — 2.0%
Extreme Networks, Inc.(a)	24,130	429,031
Construction & Engineering — 2.5%
Sterling Infrastructure, Inc.(a)	3,830	141,404
WillScot Mobile Mini Holdings Corp.(a)	8,460	384,084
		525,488
Diversified Consumer Services — 3.0%
ADT, Inc.	14,040	94,068
Frontdoor, Inc.(a)	3,860	105,609
H&R Block, Inc.	12,990	440,491
		640,168
Diversified Telecommunication Services — 2.2%
Iridium Communications, Inc.	7,360	467,139
Electrical Equipment — 2.3%
Atkore, Inc.(a)	3,840	485,107
Electronic Equipment, Instruments & Components — 3.8%
Advanced Energy Industries, Inc.	4,800	415,200
Jabil, Inc.	4,980	389,187
		804,387
Financial Services — 3.0%
Jackson Financial, Inc., Class A	9,880	355,779
WEX, Inc.(a)	1,640	290,854
		646,633
Health Care Equipment & Supplies —9.0%
Alphatec Holdings, Inc.(a)	22,340	322,590
CONMED	3,000	376,710
Haemonetics Corp.(a)	3,280	274,569
Inspire Medical Systems, Inc.(a)	320	85,642
Orthofix Medical, Inc.(a)	15,250	287,157
Penumbra, Inc.(a)	1,210	343,785
TransMedics Group, Inc.(a)	2,970	234,927
		1,925,380
Health Care Providers & Services — 6.2%
AMN Healthcare Services, Inc.(a)	2,510	216,738
Cross Country Healthcare, Inc.(a)	4,820	105,944
Option Care Health, Inc.(a)	9,260	297,709
RadNet, Inc.(a)	7,500	207,450
The Ensign Group, Inc.	5,030	488,363
		1,316,204
Health Care REITs — 0.5%
Omega Healthcare Investors, Inc.	3,800	101,688
Health Care Technology — 0.4%
Phreesia, Inc.(a)	2,400	75,936
Common Stocks, continued

	Shares	Value ($)
Hotels, Restaurants & Leisure — 3.6%
Planet Fitness, Inc. Class A(a)	3,600	299,304
Travel & Leisure Co.	12,540	479,906
		779,210
Household Durables — 6.4%
Installed Building Products, Inc.	3,520	437,430
Tempur Sealy International, Inc.	11,110	416,292
TopBuild Corp.(a)	2,330	525,368
		1,379,090
Independent Power Producers & Energy Traders — 1.5%
Clearway Energy, Inc., Class C	10,820	328,603
Insurance — 0.7%
Stewart Information Services Corp.	3,670	152,856
Common Stocks, continued Interactive Media & Services — 0.9%
Cars.com, Inc.(a)	9,680	189,438
Life Sciences Tools & Services — 2.3%
Bruker Corp.	6,120	484,276
Machinery — 1.3%
Wabash National Corp.	10,910	280,060
Metals & Mining — 0.9%
Constellium SE(a)	13,080	194,238
Professional Services — 5.5%
Insperity, Inc.	3,930	481,268
Paylocity Holding Corp.(a)	2,210	427,171
Verra Mobility Corp.(a)	15,870	268,996
		1,177,435
Retail REITs — 2.0%
Tanger Factory Outlet Centers, Inc.	22,360	438,480
Semiconductors & Semiconductor Equipment — 6.1%
Axcelis Technologies, Inc.(a)	3,330	393,939
Kulicke & Soffa Industries, Inc.	3,600	171,576
Lattice Semiconductor Corp.(a)	6,210	494,937
Rambus, Inc.(a)	5,700	252,738
		1,313,190
Software — 11.5%
Agilysys, Inc.(a)	4,060	316,842
Fair Isaac Corp.(a)	690	502,286
Gen Digital, Inc.	23,270	411,181
Manhattan Associates, Inc.(a)	2,610	432,425
Nutanix, Inc., Class A(a)	14,580	349,628
Workiva, Inc.(a)	4,690	438,140
		2,450,502
Specialized REITs — 2.1%
Iron Mountain, Inc.	8,300	458,492
Specialty Retail — 3.7%
Dick’s Sporting Goods, Inc.	3,100	449,531
Hibbett, Inc.	1,750	95,077
Sally Beauty Holdings, Inc.(a)	17,600	250,448
		795,056
Technology Hardware, Storage & Peripherals — 2.0%
Avid Technology, Inc.(a)	3,830	113,023
Pure Storage, Inc., Class A(a)	13,730	313,456
		426,479

22	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC RADIANTESG U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments—as of April 30, 2023 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Textiles, Apparel & Luxury Goods — 2.1%
Kontoor Brands, Inc.	9,930	448,538
TOTAL COMMON STOCKS (Cost $18,587,369)		20,979,692
TOTAL INVESTMENTS IN SECURITIES
(Cost $18,587,369) — 98.1%		20,979,692
Other Assets (Liabilities) — 1.9%		402,271
NET ASSETS — 100.0%		$21,381,963

(a)	Represents non-income producing security

See notes to financial statements.	HSBC FAMILY OF FUNDS	23

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2023 (Unaudited)

HSBC RadiantESG U.S. Smaller Companies Portfolio
Assets:
Investments in securities, at value	$20,979,692
Cash	467,665
Dividends receivable	8,172
Total Assets	21,455,529

Liabilities:
Accrued expenses and other liabilities:
Investment Management	8,834
Administration	191
Accounting	2,246
Compliance Services	7,743
Printing	3,401
Trustee	4,814
Other	46,337
Total Liabilities	73,566

Net Assets Applicable to investors’ beneficial interest	$21,381,963
Investments in securities, at cost	$18,587,369

24	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statement of Operations - For the year ended April 30, 2023 (Unaudited)

HSBC RadiantESG U.S. Smaller Companies Portfolio
Investment Income:
Dividends	$41,826
Foreign tax withholding	(107)
Total Investment Income/(Loss)	41,719

Expenses:
Investment Management Fees	29,352
Sub-Advisory Fees	41,093
Administration	1,174
Accounting	3,201
Sub-administration	5,483
Compliance Services	22,067
Custodian	3,368
Printing	1,951
Professional	239,368
Trustee	135,428
Other	23,341
Total Expenses	505,826

Net Investment Income (Loss)	$(464,107)

Net Realized/Unrealized Gains/(Losses) from Investments in Securities:
Net realized gains/(losses) from investment securities	363,110
Change in unrealized appreciation/depreciation on investment securities	858,670

Net realized/unrealized gains/(losses) on investments	1,221,780
Change in Net Assets Resulting from Operations	$757,673

See notes to financial statements.	HSBC FAMILY OF FUNDS	25

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC RadiantESG U.S. Smaller Companies Portfolio
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Investment Activities:
Operations:
Net investment income/(loss)	$(464,107)	$(1,089,013)
Net realized gains/(losses) from investments	363,110	(6,138,794)
Change in unrealized appreciation/depreciation on investments	858,670	(19,678,077)
Change in net assets resulting from operations	757,673	(26,905,884)
Proceeds from contributions	1,141,786	64,074,231
Value of withdrawals	(5,716,268)	(113,329,023)
Change in net assets resulting from transactions in investors’ beneficial interest	(4,574,482)	(49,254,792)
Change in net assets	(3,816,809)	(76,160,676)

Net Assets:
Beginning of period	25,198,772	101,359,448
End of period	$21,381,963	$25,198,772

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

26	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC RADIANTESG U.S. SMALLER COMPANIES PORTFOLIO

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	Ratios/Supplemental Data
	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover(a)
HSBC RadiantESG U.S. Smaller Companies Portfolio
Six-Months Ended April 30, 2023 (Unaudited)	3.00%	$21,382	4.31%	(3.95)%	52%
Year Ended October 31, 2022	(27.12)%	25,198	2.60%	(1.72)%(c)	120%
Year Ended October 31, 2021	43.07%	101,359	1.25%	(0.53)%	78%
Year Ended October 31, 2020	22.50%	131,286	1.13%	(0.49)%	94%
Year Ended October 31, 2019	9.31%	124,533	1.07%	(0.31)%	81%
Year Ended October 31, 2018	6.99%	146,185	1.04%	(0.34)%	77%
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Reflects special dividends paid out during the year by several of the Portfolio’s holdings. Had the Portfolio not received the special dividends, the net investment income/(loss) ratio would have been (2.11)%.

See notes to financial statements.	HSBC FAMILY OF FUNDS	27

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2023

1.	Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2023, the Trust is composed of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the HSBC RadiantESG U.S.Smaller Companies Portfolio (the “Portfolio”).

For simplicity purposes, this document may use the term “Fund” to include the Portfolio. This two-tier fund structure is commonly referred to as a “master/feeder” structure because one fund (the Fund or “feeder fund”) is investing all its assets in a second fund (the Portfolio or “master fund”).

The Portfolio operates as a master fund in a master-feeder arrangement, in which the two feeder funds invest all or part of their investable assets in the Portfolio. The Agreement and Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

The Portfolio is a diversified series of the Trust. Financial statements for all other funds of the Trust are published separately.

The following represents each feeder fund’s proportionate ownership interest in the Portfolio:

Fund	Proportionate Ownership Interest on April 30, 2023%
RadiantESG U.S. Smaller Companies Fund	35.9
RadiantESG U.S. Smaller Companies Fund (Class I)	64.1

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolio. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust believes the risk of loss to be remote.

The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolio records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

28	HSBC FAMILY OF FUNDS

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Notes to Financial Statements—April 30, 2023 (continued)

Dividend income is recorded on the ex-dividend date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. To the extent such information is publicly available, the Portfolio records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions. The Portfolio makes an allocation of its investment income, expenses and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio on the date of such accrual or gain/loss.

Foreign Currency Translation:

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts, if any, are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are, as applicable, translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. If applicable, any such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Restricted Securities:

The Portfolio may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be classified as liquid by the Investment Adviser (as defined in Note 4) under the Trust’s liquidity risk management program, as approved by the Board. Therefore, not all restricted securities are considered illiquid. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Portfolio. As of April 30, 2023, there were no restricted securities held by the Portfolio.

Allocations:

Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses not directly attributable to the Portfolio are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Because the Portfolio operates in a master-feeder structure, in which the feeder funds invest all of their investable assets in the Portfolio, certain expenses are allocated solely to the Portfolio rather than the feeder funds.

Federal Income Taxes:

The Portfolio is treated as a partnership for U.S. federal income tax purposes. Accordingly, the Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, feeder funds are allocated for tax purposes their respective share of the Portfolio’s ordinary income and realized gains or losses. It is intended that the Portfolio will continue to be managed in such a way that its feeder funds will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

Management of the Portfolio has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

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Notes to Financial Statements—April 30, 2023 (continued)

3.	Investment Valuation Summary:

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices (unadjusted) in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Investment Adviser’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange traded domestic equity securities are valued at the last sale price on a national securities exchange (except the Nasdaq Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Investments in other mutual funds are valued at their net asset values (“NAVs”), as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are fair valued pursuant to procedures approved by the Board (“Procedures”).

With respect to the Portfolio’s investments that do not have readily available or reliable market quotations, the Board has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act. These instruments are classified as Level 2 or Level 3 in the fair value hierarchy.

Examples of potentially significant events that could affect the value of an individual security and thus require fair value pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by the Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, neither the Trust nor the Investment Adviser can ensure that fair values determined under the Procedures would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

As of April 30, 2023, all investments were categorized as Level 1 in the fair value hierarchy. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments.

4.	Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as

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Notes to Financial Statements—April 30, 2023 (continued)

Investment Adviser to the Portfolio. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolio’s investments pursuant to an Investment Advisory Contract. RadiantESG Global Investors LLC (“RadiantESG”) serves as subadviser for the Portfolio and is paid for its services directly by the Portfolio.

For their services, the Investment Adviser and RadiantESG receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.60% of the Portfolio’s average daily net assets. The Investment Adviser’s contractual fee is 0.25% and RadiantESG’s contractual fee is 0.35%.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Effective November 7, 2022, under the terms of the Amended and Restated Administration Services Agreement, HSBC receives from the Funds (as well as other series of the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of two basis points (0.02%) of average daily net assets. The fee rate is determined on the basis of the aggregate average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one series invests some or all of its assets in another series of the Trust. For assets invested in the Portfolio by the Funds, the Portfolio pays half of the administration fee and the Funds pay half, for a combination of the total fee rate set forth above.

Effective as of November 7, 2022, State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator to the Funds and provides fund accounting, custody, fund administration, regulatory administration and certain other services to the Funds under a Master Services Agreement with the Trust. For its services, State Street is entitled to a fee, payable by the Funds, based on a Fund’s net assets, subject to per Fund fees, miscellaneous fees and reimbursements of certain expenses.

Prior to November 7, 2022, HSBC received, as Administrator to the Funds, a fee, accrued daily and paid monthly, at an annual rate based on the aggregate average daily net assets of the Trust, based on the breakpoints set forth below. A portion of such fees were paid by HSBC to the Funds’ former Sub-Administrator, Citi Fund Services Ohio, Inc. (“Citi”).

Based on Average Daily Net Assets of the Trust	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

Effective as of November 7, 2022, under a Fund PFO/Treasurer, CCO, Secretary and AMLO Agreement between Foreside Fund Officer Services, LLC (“Foreside”) and the Trust, Foreside makes individuals available to serve as the Trust’s Chief Compliance Officer, Treasurer and Secretary. For the services provided under that agreement, the Trust paid Foreside $82,000 for the period ended April 30, 2023, plus reimbursement of certain out-of-pocket expenses. Compliance services fees incurred by each Fund are reflected on the Statements of Operations as “Compliance Services” and the other services fees are included in “Other” on the Statements of Operations. Foreside pays the salary and other compensation earned by individuals performing these services. Prior to November 7, 2022, Citi provided these officer services.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statement of Operations.

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Notes to Financial Statements—April 30, 2023 (continued)

Other:

The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser. For the six months period ended April 30, 2023, the Portfolio did not purchase any such securities.

The Portfolio may use related party broker-dealers. For the six months ended April 30, 2023, there were no brokerage commissions paid to broker-dealers affiliated with the Adviser.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2023 were as follows:

	Purchases ($)	Sales ($)
HSBC RadiantESG U.S. Smaller Companies Portfolio	12,214,427	17,241,978
6.	Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Market Risk: The value of the Portfolio’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Portfolio’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Portfolio and its investments.

Model and Data Risk: RadiantESG, the investment sub-adviser, employs proprietary quantitative models in selecting investments for the Portfolio. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends, and technical issues in the construction, implementation, and maintenance of the models (including, for example, problems with data sourced by RadiantESG or supplied by third parties, software issues, or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Funds. Additionally, commonality of holdings across quantitative asset managers may amplify losses.

ESG Investing Risk: The incorporation of ESG criteria, including ESG and Impact scores and the identification of controversial business lines and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Fund will generally not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Fund could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, RadiantESG is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate, or unavailable and may vary significantly from one third-party data

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Notes to Financial Statements—April 30, 2023 (continued)

provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by RadiantESG or any third-party research or data providers or any judgment exercised by the Subadviser will reflect the views of any particular investor. RadiantESG’ ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.

7.	Federal Income Tax Information:

As of the six month period ended April 30, 2023, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)
RadiantESG U.S. Smaller Companies Portfolio	18,587,369	3,154,144	(761,821)	2,392,323
8.	Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2023.

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HSBC FAMILY OF FUNDS

Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in-person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving the renewal of the investment advisory agreements for each series of the Trust (each, a “Fund”) and the conclusions the Independent Trustees and Board reached in considering the factors are set forth below.

Annual Continuation of Advisory Agreements

On October 28, 2022 and December 14, 2022, the Independent Trustees met separately in executive sessions that that took place via Zoom on October 28, 2022 and in-person on December 14, 2022 (the “Executive Sessions”) to consider the renewal of the Investment Advisory Contract and related Supplements (the “Agreements”) between the Trust and HSBC Global Asset Management (USA), Inc. (the “Adviser”).
At the December 14, 2022 meeting of the Board (the “December Meeting”), the Board unanimously voted to approve the continuation of the Agreements.

Prior to the December Meeting and Executive Sessions, the Independent Trustees requested, received and reviewed information to help them evaluate the renewal of the Agreements. This information included, among other things, information about: (i) the services provided by the Adviser; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser, as available; (v) fees received or to be received by the Adviser, including in comparison to the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison to the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser; (viii) compliance-related matters pertaining to the Adviser; (ix) regulatory developments, including rulemaking initiatives of the SEC; and (x) other information regarding the nature, extent and quality of services provided by the Adviser under the Agreements.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the Executive Sessions. During the October 28, 2022 Executive Session and prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the December Meeting and Executive Sessions; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the fees paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Amended and Restated Administration Services Agreement and Operational Support Services Agreement, and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (iv) regulatory considerations; (vi) the Adviser’s multi-manager function and the level of oversight services provided to the HSBC RadiantESG U.S. Smaller Companies Portfolio (the “Portfolio”); (vii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (viii) the Adviser’s profitability and direct and indirect expenses; and (ix) additional information provided by the Adviser at the request of the Independent Trustees, following the October 28, 2022 Executive Session.

In addition, the Board took into consideration its overall experience with the Adviser, and its experience with the Adviser during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser. As a result of this process, at the meeting held on December 14, 2022, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations on a Fund-by-Fund basis.

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Investment Adviser Contract Approval (Unaudited) (continued)

Nature, Extent, and Quality of Services Provided by Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the assets of the HSBC Family of Funds; (iv) the Adviser’s ongoing commitment to the Funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel; and (vi) the support, in terms of personnel, allocated by the Adviser to the Funds.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact these subsidies and waivers had on the profitability of the Funds to the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities with respect to the Funds’ compliance policies and procedures and investment objectives, including oversight of the investment sub-adviser of the Portfolio (the “Sub-Adviser”). Furthermore, the Board took into consideration the extent and amount of work being undertaken by the Adviser to manage the Money Market Funds in a changing interest rate environment.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser supported continuance of the Agreements.

Investment Performance of the Funds and Adviser. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided at times throughout the year in order for the Money Market Funds to maintain positive yield and performance and their competitiveness.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that the Agreements should continue.

Costs of Services and Profits Realized by the Adviser. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with each Fund. The Board also considered the contractual advisory fees under the Agreements and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight.

The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the price competitiveness of the money market industry, as well as the resources, expertise and experience provided to the Funds by the Adviser.

The Board also considered information comparing the advisory fees under the Agreements with those of other accounts managed by the Adviser.

The Board further considered the relative portions of the total advisory fees paid to the Sub-Adviser and retained by the Adviser in its capacity as the Portfolio’s investment adviser, as well as the services provided by the Adviser and Sub-Adviser. In the context of the Portfolio, the Board considered the sub-advisory fee structure. In addition, the Board discussed the distinction between the services provided by the Adviser to the Portfolio pursuant to the Agreements and the services provided by the Sub-Adviser to the Portfolio pursuant to its sub-advisory contract.

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Investment Adviser Contract Approval (Unaudited) (continued)

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser with respect to the benefits the Adviser may derive from its relationship with the Funds. Finally, the Board considered the Adviser’s ongoing efforts to reduce the Funds’ expense structure for the benefit of shareholders.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present at the December Meeting (including a separate unanimous vote of the Independent Trustees present at the December Meeting) approved the continuation of the Agreements.

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Operation and Implementation of the Liquidity Risk Management Program (Unaudited)

The HSBC Funds (the “Trust”) has implemented a liquidity risk management program (“Liquidity Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program is designed to assess and manage the non-money market Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the Liquidity Program as well as the designation of the Fund Liquidity Review Group, which consists of investment, operations, risk, and compliance representatives from HSBC Global Asset Management (USA), Inc., to administer the Liquidity Program, subject to the oversight of the Board. The Fund Liquidity Review Group may engage third parties to perform certain functions under the Liquidity Program.

On March 15, 2023, the Fund Liquidity Review Group presented to the Board its annual report on the Liquidity Program (the “Annual Liquidity Report”). The Annual Liquidity Report, which covered the period from January 1, 2022 through December 31, 2022 (the “Review Period”), reviewed the operation of the Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program’s implementation. The Annual Liquidity Report addressed the key components of the Liquidity Program, including the periodic assessment of the applicable Funds’ liquidity risk based on a number of factors (including a Fund’s investment strategy and liquidity of its portfolio investments), classification of portfolio investments into one of four liquidity categories, 15% limit on the applicable Funds’ acquisition of illiquid investments, highly liquid investment minimum requirements, and processes related to in-kind redemptions.

As reflected in the Annual Liquidity Report, the Fund Liquidity Review Group concluded that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each applicable Fund’s liquidity risk; (2) each applicable Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies and each applicable Fund’s investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each applicable Fund during the Review Period.

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HSBC FAMILY OF FUNDS

Additional Information (Unaudited)

Special Meeting of Shareholders

A Special Meeting of Shareholders of HSBC Funds (the “Trust”) was held on February 27, 2023 (the “Shareholder Meeting”). The purpose of the Shareholder Meeting was to ask shareholders to approve the election of Trustees. The results of the votes of the Shareholder Meeting are set forth below.

HSBC Funds
Outstanding Shares:	40,526,579,773.937
Total Voted:	14,600,511,585.452
Name of Trustee	Total For	Total Withheld
Marcia L. Beck	14,573,207,933.404	27,303,652.048
Susan C. Gause	14,572,974,049.284	27,537,536.168
Susan S. Huang	14,572,991,625.334	27,519,960.118
Hugh T. Hurley, III	14,572,453,490.284	28,058,095.168
Paul D. Dawe	14,573,274,433.194	27,237,152.258

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HSBC FAMILY OF FUNDS

Table of Shareholder Expenses—as of April 30, 2023 (Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2022 and held through the period ended April 30, 2023.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended April 30, 2023.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period(1)	Ending Account Value 4/30/23	Expenses Paid During Period(1)
HSBC RadiantESG U.S. Smaller Companies Portfolio	4.31%	$1,000.00	$535.20	$16.41	$1,003.42	$21.41

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

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HSBC FAMILY OF FUNDS

Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at https://www.assetmanagement.us.hsbc.com/en/individual-investor/fund-centre.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

40	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISER

HSBC RadiantESG U.S. Smaller Companies Portfolio
RadiantESG Global Investors LLC
21 Orinda Way, Suite C-546
Orinda, CA 94563

Investment products:

ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

SUB-TRANSFER AGENT

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
1 Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at https://www.assetmanagement.us.hsbc.com/en/ individual-investor/fund-centre. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-EQF-0623	06/23

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as a part of the report to shareholders filed under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – Only effective for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable for open-end management investment companies.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Funds

By:	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli
President (Principal Executive Officer)

Date:	June 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli
President (Principal Executive Officer)

Date:	June 27, 2023

By:	/s/ Maria Clem Sell
Maria Clem Sell
Treasurer (Principal Financial Officer)

Date:	June 27, 2023